UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21236

Dreyfus Premier Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	9/30/05

P:\Edgar Filings\Pending\720\NCSRA-720-12-05\formncsra720.DOC

FORM N-CSR
Item 1.	Reports to Stockholders.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statements of Changes in Net Assets
13	Financial Highlights
18	Notes to Financial Statements
25	Report of Independent Registered
Public Accounting Firm
26	Board Members Information
28	Officers of the Fund
30	Portfolio Information (Master Portfolio)
31	Schedule of Investments (Master Portfolio)
38	Statement of Assets and Liabilities
(Master Portfolio)
39	Statement of Operations (Master Portfolio)
40	Statements of Changes in Net Assets
(Master Portfolio)
41	Financial Highlights (Master Portfolio)
42	Notes to Financial Statements (Master Portfolio)
52	Report of Independent Registered
Public Accounting Firm (Master Portfolio)
53	Trustees and Officers (Master Portfolio)

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Premier
International Equity Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier International Equity Fund covers the 12-month period from October 1, 2004, through September 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, Remi J. Browne and Peter S. Carpenter, of The Boston Company Asset Management, LLC, adviser to the Master Portfolio in which the fund invests all of its assets.

International equities generally fared better than domestic stocks over the past year, as China’s efforts to devalue its currency, encouraging economic developments in Japan and greater investor confidence in the emerging markets offset negative factors, including soaring energy prices and deteriorating economic fundamentals in some regions of the world. In addition, a stronger U.S. dollar relative to other major currencies eroded returns from overseas investments for U.S. investors.

Persistent weakness in Europe and recent U.S. events — including Hurricane Katrina — have added a degree of uncertainty to the outlook for business conditions in foreign markets that rely heavily on exports to the United States. However, our economist currently expects the U.S. economy to continue to grow without either entering a recession or triggering a significant acceleration of inflation, which should help support the global economy.As always, we encourage you to discuss the potential implications of these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Remi J. Browne, CFA, and Peter S. Carpenter, CFA, Portfolio Managers

The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier International Equity Fund perform relative to its benchmark?

For the 12-month period ended September 30, 2005, the fund produced total returns of 30.50% for its Class A shares, 29.56% for its Class B shares, 29.50% for its Class C shares, 30.85% for its Class R shares and 30.17% for its Class T shares.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”), produced a total return of 25.79% for the same period.2

A growing global economy, a favorable interest-rate environment and the positive impact of soaring commodity prices on producers of energy and basic materials helped drive international markets higher during the reporting period, enabling them to produce more attractive returns, on average, than U.S. markets. The fund produced higher returns than the MSCI EAFE Index, primarily because of the success of our stock selection in the energy and basic materials market sectors.

What is the fund’s investment approach?

The fund seeks long-term growth of capital. The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company International Core Equity Portfolio, which is a series of the Mellon Institutional Funds Master Portfolio.The fund (as used herein, “fund” refers to the Dreyfus fund and the Master Portfolio) invests, under normal circumstances, at least 80% of its assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada. Although we generally seek to allocate assets among countries in accordance with the MSCI EAFE Index, deviations may occur. Similarly, we use the industry group allocations of the MSCI EAFE Index as a guide, but allocations may differ

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

from those of the MSCI EAFE Index.The fund also may invest up to 25% of its assets in securities of issuers located in emerging market countries, but no more than 5% of its assets may be invested in issuers located in any one emerging market country.

The fund invests in stocks that appear to be undervalued (as measured by their price/earnings ratios) and that may have value and/or growth characteristics. We employ a bottom-up investment approach, which emphasizes individual stock selection.

The stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, has a below-average price/earnings ratio and an above-average earnings growth rate.

What other factors influenced the fund’s performance?

International stocks benefited from an expanding global economy during the reporting period, which supported business conditions in many parts of the world. Robust demand for energy and raw materials required to build industrial infrastructures in China, India and other Asian markets drove commodity prices sharply higher, boosting earnings of companies that produce energy and basic materials. In addition, interest rates in most international markets remained lower than those in the United States, encouraging overseas investors to favor stocks over bonds and providing further support for international stock markets.

Soaring prices for crude oil, natural gas and a variety of industrial commodities helped markets such as Australia and Norway rank among the top performers for the reporting period. For example, Austria’s stock market was buoyed by OMV AG, an energy exploration and refining company that gained market share in fast-growing Eastern Europe, including the recent acquisition of a major Romanian oil company.Also boosting fund returns was Komatsu Ltd., a Japanese construction equipment manufacturer, which enjoyed robust demand for its products from a booming mining industry. In addition, Japanese steel companies Nippon Steel Corp. and Kobe Steel Ltd. rallied as demand from China increased and steel prices rebounded.

While none of the industry groups in the MSCI EAFE Index produced negative absolute returns during the reporting period, the fund received

4

disappointing contributions to its performance from a number of individual stocks that were affected by company-specific issues. For example, Travis Perkins PLC, a “superstore” chain for professional builders in the United Kingdom, which is no longer owned by the fund, saw profits disappoint after purchasing Wickes,a do-it-yourself retailer that experienced tough times due to weakening consumer spending.

Finally, it is worth noting that, unlike previous periods in which a weakening U.S. dollar enhanced the value of shares denominated in foreign currencies, currency fluctuations had little effect on the fund’s performance during the reporting period.

What is the fund’s current strategy?

As part of our risk management strategy, we have maintained the fund’s allocation of assets across economic sectors and countries in ranges that remain close to those of the benchmark.Within each sector and national market, we have continued to attempt to add value by identifying stocks that, in our judgment, have greater business momentum and more attractive valuations.

October 17, 2005
The fund invests in a “Master Portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The investment adviser to the Master
Portfolio is The Boston Company Asset Management, LLC, an affiliate of Dreyfus. References to the “fund” in this report generally mean the fund and the Master Portfolio in which it invests.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2006, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis.

The Fund

5

† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R and Class T shares of
Dreyfus Premier International Equity Fund on 9/30/95 to a $10,000 investment made in the Morgan Stanley
Capital International Europe Australasia Far East Index (the “Index”) on that date. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses. All dividends and capital gain distributions are reinvested.
The fund invests its assets in a “master portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The fund did not have its own performance as of 1/31/03.The performance information represents the performance of the master portfolio (which reflects the performance of its predecessor fund) and the expenses of the master portfolio’s predecessor fund through January 31, 2003 and the fund’s performance thereafter.
The master portfolio’s predecessor fund contributed all of its assets to the master portfolio before the fund commenced investment operations on 2/3/03. Performance figures for the master portfolio’s predecessor fund have not been adjusted to reflect the fund’s operating expenses; if these expenses had been reflected, such performance would have been lower.
The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and
Class T shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries.The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/05

	1 Year	5 Years	10 Years

Class A shares
with maximum sales charge (5.75%)	22.77%	8.77%	8.56%
without sales charge	30.24%	10.07%	9.21%
Class B shares
with applicable redemption charge †	25.29%	9.47%	9.21%
without redemption	29.29%	9.75%	9.21%
Class C shares
with applicable redemption charge ††	28.27%	9.73%	9.04%
without redemption	29.27%	9.73%	9.04%
Class R shares	30.59%	10.33%	9.33%
Class T shares
with applicable sales charge (4.5%)	24.08%	9.03%	8.69%
without sales charge	29.91%	10.04%	9.19%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund
7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Equity Fund from April 1, 2005 to September 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.95	$ 11.91	$ 11.91	$ 6.63	$ 9.28
Ending value (after expenses)	$1,121.20	$1,117.00	$1,117.00	$1,122.70	$1,120.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2005

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.57	$ 11.33	$ 11.33	$ 6.31	$ 8.82
Ending value (after expenses)	$1,017.50	$1,013.75	$1,013.75	$1,018.75	$1,016.25

† Expenses are equal to the fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class B, 2.25% for
Class C, 1.25% for Class R and 1.75% for Class T multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

Dreyfus Premier Stock Funds
D rey f u s P re m i e r I n te r n a t i o n a l E q u i ty	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005

		Value

Assets ($):
Investment in The Boston Company International
Core Equity Portfolio (“Portfolio”), at value (Note 1A)		22,188,554
Receivable for Fund shares sold		549,329
Receivable from administrator (Note 2)		9,367
Prepaid expenses		32,818
		22,780,068

Liabilities ($):
Payable for Fund shares redeemed		119,658
Accrued transfer agent fees		49
Accrued professional fees		24,839
Accrued distribution fees		4,069
Accrued shareholder service fees		4,599
Accrued expenses and other liabilities		9,297
		162,511

Net Assets ($)		22,617,557

Composition of Net Assets ($):
Paid-in capital		20,842,969
Undistributed net investment (loss)		27,704
Accumulated net realized gain		336,142
Net unrealized appreciation		1,410,742

Net Assets ($)		22,617,557

Net Assets Attributable to ($):
Class A		10,107,476
Class B		4,294,993
Class C		7,765,534
Class R		28,935
Class T		420,619
Shares of beneficial shares outstanding:
Class A		296,095
Class B		127,103
Class C		229,740
Class R		838.723
Class T		12,314

Net Asset Value, Per Share ($):
(Net Assets/Shares outstanding)
Class A		34.14
Class B		33.79
Class C		33.80
Class R		34.50
Class T		34.16

The accompanying notes are an integral part of the financial statements

The Fund

9

Dreyfus Premier Stock Funds

D rey f u s P re m i e r I n te r n a t i o n a l E q u i ty Fu n d

STATEMENT OF OPERATIONS For the Year Ended September 30, 2005
Value

Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio
(net of foreign withholding taxes of $20,037)	238,738
Interest including securities lending income allocated from Portfolio	5,753
Expenses allocated from Portfolio	(84,900)
Net investment income allocated from Portfolio	159,591
Expenses:
Professional fees	41,625
Registration fees	72,625
Trustees’ fees and expenses	702
Distribution fees (Note 2b)	42,728
Shareholder servicing costs (Note 2c)	22,401
Administration fees (Note 2c)	8,975
Transfer agent fees (Note 2c)	18,326
Prospectus and shareholders’ reports	28,677
Miscellaneous	5,872
Total Expenses	241,931
Less—reimbursement of Fund operating expenses (Note 2a)	(148,235)
Net Expenses	93,696
Investment Income—Net	65,895

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions	851,424
Change in unrealized appreciation (depreciation)
on investments allocated from Portfolio	1,383,727
Net Realized and Unrealized Gain (Loss) on Investments	2,235,151
Net Increase in Net Assets from Operations	2,301,046

The accompanying notes are an integral part of the financial statements

10

Dreyfus Premier Stock Funds

D rey f u s P re m i e r I n te r n a t i o n a l E q u i ty Fu n d

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended September 30,

	2005	2004

Operations ($):
Increase (Decrease) in Net Assets
From Investment Operations:
Net investment income (loss)	65,895	5,523
Net realized gain (loss)	851,424	111,136
Change in net unrealized appreciation (depreciation)	1,383,727	16,660
Net Increase (Decrease) in Net Assets
from Investment Operations	2,301,046	133,319

Dividend to Shareholders from ($):
Net investment income:
Class A	(2,611)	(577)
Class B	—	(383)
Class C	(2,873)	—
Class R	(51)	(48)
Class T	(140)	(80)
From net realized gains on investments:
Class A	(401)	(1,013)
Class B	(568)	(1,229)
Class C	(665)	(338)
Class R	(5)	(82)
Class T	(26)	(208)
Total Dividends	(7,340)	(3,958)

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	10,340,824	1,436,774
Class B	3,519,214	748,077
Class C	6,713,979	451,339
Class R	14,004	1,820
Class T	361,209	16,938

The Fund

11

Dreyfus Premier Stock Funds

D rey f u s P re m i e r I n te r n a t i o n a l E q u i ty Fu n d

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Year Ended September 30,

	2005	2004

Fund Share (Principal)
Transactions (Note 4) ($) (continued):
Dividends reinvested:
Class A	2,597	1,556
Class B	537	1,541
Class C	2,707	338
Class R	48	130
Class T	166	288
Cost of shares redeemed:
Class A	(1,645,250)	(907,545)
Class B	(658,642)	(12,881)
Class C	(227,366)	(58,887)
Class R	(2,152)	—
Class T	(30,219)	—
Net Increase (Decrease) in Net Assets
from Capital Transactions	18,391,656	1,679,488
Total Increase (Decrease) in Net Assets	20,685,362	1,808,849

Net Assets ($):
Beginning of period	1,932,195	123,346
End of period	22,617,557	1,932,195
Undistibuted investment income—net	27,706	3,893

The accompanying notes are an integral part of the financial statements

12

Dreyfus Premier Stock Funds

D rey f u s P re m i e r I n te r n a t i o n a l E q u i ty Fu n d

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.

	Year Ended September 30,

Class A Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	26.23	21.15	17.16
Investment Operations:
Net Investment income † b	.38	.25	.12
Net realized and unrealized gain on investments	7.61	5.15	3.87
Total from investment operations	7.99	5.40	3.99
Distributions:
Dividends from investment income—net	(.07)	(.12)	—
Dividends from net realized gains on investments	(.01)	(.20)	—
Total Distributions	(.08)	(.32)	—
Net asset value, end of period	34.14	26.23	21.15

Total Return (%) [c]	30.50	25.71	23.25[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.50	1.44	.99[d]
Net investment income (to average daily net assets) †	1.15	.97	.62[d]

Net Assets, end of period ($ X 1,000)	10,107	561	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment loss per share and ratios would have been:
Net investment income (loss) per share ($) [b]	(.16)	(1.54)	(25.60)
Ratios (to average daily net assets) (%):
Expenses	3.12	8.92	130.43[d]
Net investment income (loss)	(.47)	(6.51)	(128.82)[d]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund

13

FINANCIAL HIGHLIGHTS (continued)
	Year Ended September 30,

Class B Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	26.09	21.14	17.16
Investment Operations:
Net Investment income † b	.14	.05	.03
Net realized and unrealized gain on investments	7.57	5.16	3.95
Total from investment operations	7.71	5.21	3.98
Distributions:
Dividends from investment income—net	—	(.06)	—
Dividends from net realized gains on investments	(.01)	(.20)	—
Total Distributions	(.01)	(.26)	—
Net asset value, end of period	33.79	26.09	21.14

Total Return (%) [c]	29.56	24.82	23.19[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.25	2.09	1.49[d]
Net investment income (to average daily net assets) †	.44	.22	.13[d]

Net Assets, end of period ($ X 1,000)	4,295	840	43

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment loss per share and ratios would have been:
Net investment income (loss) per share ($) [b]	(.40)	(1.66)	(25.48)
Ratios (to average daily net assets) (%):
Expenses	3.93	9.67	130.93[d]
Net investment income (loss)	(1.24)	(7.26)	(129.31)[d]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

	Year Ended September 30,

Class C Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	26.15	21.14	17.16
Investment Operations:
Net Investment income † b	.16	.05	.03
Net realized and unrealized gain on investments	7.54	5.16	3.95
Total from investment operations	7.70	5.21	3.98
Distributions:
Dividends from investment income—net	(.04)	—	—
Dividends from net realized gains on investments	(.01)	(.20)	—
Total Distributions	(.05)	(.20)	—
Net asset value, end of period	33.80	26.15	21.14

Total Return (%) [c]	29.50	24.77	23.19[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.25	2.19	1.48[d]
Net investment income (to average daily net assets) †	.50	.22	.13[d]

Net Assets, end of period ($ X 1,000)	7,766	488	55

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment loss per share and ratios would have been:
Net investment income (loss) per share ($) [b]	(.36)	(1.66)	(25.73)
Ratios (to average daily net assets) (%):
Expenses	3.87	9.67	130.92[d]
Net investment income (loss)	(1.12)	(7.26)	(129.31)[d]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)
	Year Ended September 30,

Class R Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	26.47	21.28	17.16
Investment Operations:
Net Investment income † b	.40	.30	.15
Net realized and unrealized gain on investments	7.75	5.21	3.97
Total from investment operations	8.15	5.51	4.12
Distributions:
Dividends from investment income—net	(.11)	(.12)	—
Dividends from net realized gains on investments	(.01)	(.20)	—
Total Distributions	(.12)	(.32)	—
Net asset value, end of period	34.50	26.47	21.28

Total Return (%) [c]	30.85	26.08	24.01[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.25	1.19	.83[d]
Net investment income (to average daily net assets) †	1.29	1.22	.79[d]

Net Assets, end of period ($ X 1,000)	29	13	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment loss per share and ratios would have been:
Net investment income (loss) per share ($) [b]	(.16)	(1.49)	(24.47)
Ratios (to average daily net assets) (%):
Expenses	3.04	8.67	130.27[d]
Net investment income (loss)	(.53)	(6.26)	(128.65)[d]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

16

	Year Ended September 30,

Class T Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	26.30	21.21	17.16
Investment Operations:
Net Investment income † b	.39	.17	.09
Net realized and unrealized gain on investments	7.54	5.20	3.96
Total from investment operations	7.93	5.37	4.05
Distributions:
Dividends from investment income—net	(.06)	(.08)	—
Dividends from net realized gains on investments	(.01)	(.20)	—
Total Distributions	(.07)	(.28)	—
Net asset value, end of period	34.16	26.30	21.21

Total Return (%) [c]	30.17	25.48c	23.60[d]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.75	1.69	1.16[d]
Net investment income (to average daily net assets) †	1.18	.72	.45[d]

Net Assets, end of period ($ X 1,000)	421	30	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment loss per share and ratios would have been:
Net investment income (loss) per share ($) [b]	(.18)	(1.60)	(24.48)
Ratios (to average daily net assets) (%):
Expenses	3.55	9.17	130.60[d]
Net investment income (loss)	(.55)	(6.76)	(128.99)[d]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[d] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund

17

Dreyfus Premier Stock Funds

D rey f u s P re m i e r I n te r n a t i o n a l E q u i ty Fu n d

N O T E S T O F I N A N C I A L S TAT E M E N T S

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Equity Fund (the “Fund”) is a separate diversified portfolio of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and operates as a series company currently offering one series.The Fund’s investment objective seeks to provide investors with long-term capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company International Core Equity Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Morgan Stanley Capital International Europe, Australasia and Far East (EAFE®) Index and Canada.The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 7% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio.The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares. The Fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B,

18

Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arragements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The Portfolio values its securities at value as discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net

The Fund

19

NOTES TO FINANCIAL STATEMENTS (continued)

investment income consists of the Fund’s pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with U.S. generally accepted accounting princi-ples.All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees, shareholder servicing fees, transfer agent fees and custody fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: The Fund intends to continue to qualify as a “regulated investment company”, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

20

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed capital gains	$312,541
Undistributed ordinary income	$ 51,510

See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2005 and September 30, 2004 were as follows: ordinary income $6,111 and $1,912 and capital gains $1,229 and $2,046.

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Portfolio, until September 30, 2006, so that fund expenses (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% . Pursuant to this expense limitation, for the period ended September 30, 2005, Dreyfus reimbursed the Fund in the amount of $148,235 for its operating expenses.

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2005, Class B, Class C and Class T shares were charged $17,642, $24,408 and $678, respectively, pursuant to the Plan.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (continued)

During the period ended September 30, 2005, the Distributor retained $20,919 and $226 from commissions earned on sales of Class A and Class T shares, respectively, and $1,937 and $1,055 from contingent deferred sales charges on redemptions of the Fund’s Class B and Class C shares, respectively.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25 of 1% of the value of the average daily net assets of the shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2005, Class A, Class B, Class C and Class T shares were charged $7,706, $5,881, $8,136 and $678, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 2005, the Fund was charged $18,326 pursuant to the transfer agency agreement.

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under an agreement for providing personnel and facilities to perform Fund accounting and administration services for the Fund at an annual rate of .10% of the value of the Fund’s average daily net assets.During the period ended September 30, 2005, the Fund was charged $8,975 pursuant to the administration service fee agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

22

NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended September 30, 2005 aggregated $20,405,955 and $2,500,623, respectively.

NOTE 4—Capital Share Transactions:

	Year Ended September 30,

	2005	2004

Class A:
Shares sold	329,371	56,888
Dividends reinvested	89	67
Shares redeemed	(54,765)	(35,963)
Net increase	274,695	20,992
Class B:
Shares sold	116,530	30,649
Dividends reinvested	18	66
Shares redeemed	(21,629)	(546)
Net increase	94,919	30,169
Class C:
Shares sold	218,530	18,534
Dividends reinvested	93	14
Shares redeemed	(7,536)	(2,487)
Net increase	211,087	16,061
Class R:
Shares sold	422	71
Dividends reinvested	2	6
Shares redeemed	(70)	—
Net increase	354	77
Class T:
Shares sold	12,111	738
Dividends reinvested	6	12
Shares redeemed	(961)	—
Net increase	11,156	750

	The Fund	23

NOTES TO FINANCIAL STATEMENTS (continued)

At September 30, 2005, one shareholder of record held approximately 48% of the total outstanding shares of the Class A shares of the Fund. One shareholder of record held approximately 30% of the total outstanding shares of Class B shares of the Fund. Two shareholders of record held approximately 86% of the total outstanding shares of Class C shares of the Fund.Two shareholders of record held approximately 94% of the total outstanding shares of Class R shares of the Fund.Two shareholders of record held approximately 63% of the total outstanding shares of Class T shares of the Fund.

24

Dreyfus Premier Stock Funds

D rey f u s P re m i e r I n te r n a t i o n a l E q u i ty Fu n d

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the Dreyfus Premier Stock Funds and the Shareholders of the Dreyfus Premier International Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Premier International Equity Fund (the “Fund”) at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from February 1, 2003 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

The Fund

25

Dreyfus Premier Stock Funds

D rey f u s P re m i e r I n te r n a t i o n a l E q u i ty Fu n d

BOARD MEMBERS INFORMATION (Unaudited)
Joseph S. DiMartino (62)
Chairman of the Board (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust,an institutional asset management firm,Member of Board of Managers and Advisory Board
  Sunair Electronics, Inc., engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————
David W. Burke (69)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 84

———————
William Hodding Carter III (70)
Board Member (2003)
Principal Occupation During Past 5 Years:
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-present)
Other Board Memberships and Affiliations:

  Independent Sector, Director
  The Century Foundation, Director
  The Enterprise Corporation of the Delta, Director
  Foundation of the Mid-South, Director

No. of Portfolios for which Board Member Serves: 11

———————
Ehud Houminer (65)
Board Member (2003)
Principal Occupation During Past 5 Years:

  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 36
26

Richard C. Leone (65) Board Member (2003)
Principal Occupation During Past 5 Years:
  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

No. of Portfolios for which Board Member Serves: 11

———————
Hans C. Mautner (67)
Board Member (2003)
Principal Occupation During Past 5 Years:

  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)
Other Board Memberships and Affiliations:
  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member - Board of Managers of: Mezzacappa Long/Short Fund LLC
  Mezzacappa Multi-Strategy Fund LLC Mezzacappa Multi-Strategy Plus Fund LLC

No. of Portfolios for which Board Member Serves: 11

———————
Robin A. Melvin (42)
Board Member (2003)
Principal Occupation During Past 5 Years:

  Senior Vice President of Mentor/National Mentoring Partnership, a national non-profit organization that is leading the movement to connect

America’s young people with caring adult mentors

No. of Portfolios for which Board Member Serves: 11

———————
John E. Zuccotti (68)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Chairman of Brookfield Financial Properties, Inc.

No. of Portfolios for which Board Member Serves: 11

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund
27

Dreyfus Premier Stock Funds

D rey f u s P re m i e r I n te r n a t i o n a l E q u i ty Fu n d

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

28

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

GREGORY S. GRUBER, Assistant
Treasurer since August 2005.

Senior Accounting Manager – Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 1981.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since February 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund

29

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

PORTFOLIO INFORMATION as of September 30, 2004
			Percentage of
Top Ten Holdings †	Country	Sector	Net Assets

BP PLC	United Kingdom	Energy	2.2%
Vodafone PLC	United Kingdom	Communications	2.2
Societe Generale	France	Financial	1.8
Ing Groep N.V	Netherlands	Financial	1.8
OMV Ag	Austria	Energy	1.6
Credit Suisse Group	Switzerland	Financial	1.6
Continental Ag	Germany	Consumer Cyclical	1.5
Total Sa	France	Energy	1.5
Banque Nationale De Paris	France	Financial	1.4
Nippon Steel Corporation	Japan	Basic Materials	1.3
			16.9%

† Excluding short-term securities and investment of cash collateral.

		Percentage of
Geographic Region Allocation †		Investments

Europe ex U.K.		43.6%
U.K.		24.2
Asia ex Japan		10.1
Japan		22.1
		100.0%

† Excluding short-term securities and investment of cash collateral.

30

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

SCHEDULE OF INVESTMENTS September 30, 2005
		Value ($)
Security	Shares	(Note 1A)

UNAFFILIATED INVESTMENTS—99.1%
EQUITY—98.2%
Australia—4.9%
Australia and New Zealand Banking Group Ltd.	53,500	979,050
Caltex Australia Ltd.	158,400	2,478,406
CSL Ltd.	32,300	945,744
Macquarie Bank Ltd.	57,900	3,326,608
Oil Search Ltd.	513,500	1,515,274
Qantas Airways Ltd.	486,900	1,251,150
QBE Insurance Group Ltd.	68,000	968,558
Rinker Group Ltd.	283,200	3,580,285
		15,045,075
Austria—2.1%
Boehler-Uddeholm	9,300	1,564,111
OMV AG	83,900	4,980,403
		6,544,514
Belgium—0.9%
KBC Groupe	33,400	2,704,544
Denmark—0.7%
Novo Nordisk A/S, Class B	42,100	2,081,674
Finland—2.3%
Fortum Oyj	74,700	1,498,734
Kesko Oyj	66,200	1,835,614
Nokia Oyj	119,100	1,994,629
Rautaruukki Oyj	74,700	1,677,326
		7,006,303
France—10.2%
Banque Nationale De Paris	57,100	4,338,946
Bouygues SA	47,800	2,220,699
Elior	88,700	1,230,816
France Telecom SA	51,000	1,463,161
Remy Cointreau	22,500	1,020,439
Renault SA	23,700	2,243,687
Sanofi-Synthelabo SA	27,100	2,238,358
Societe Generale	48,600	5,543,944

The Fund

31

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

France (continued)
Suez SA	29,400	849,474
Total SA	16,255	4,434,981
Vinci SA	19,200	1,652,742
Vivendi Universal SA	120,200	3,922,129
		31,159,376
Germany—5.3%
Bayerische Motoren Werke AG	19,600	919,763
Continental AG	55,000	4,513,059
Deutsche Bank AG Registered Shares	10,600	991,025
Deutsche Telekom AG	70,200	1,276,882
E.ON AG	38,400	3,526,003
Merck KGaA	10,600	891,821
SAP AG	7,900	1,364,814
Schering AG	18,800	1,188,040
Thyssenkrupp AG	85,300	1,780,068
		16,451,475
Greece—0.5%
Coca-Cola Hellenic Bottling Co. S.A	52,800	1,530,026
Hong Kong—3.3%
Cheung Kong Holdings Ltd.	83,000	937,273
China Mobile Hong Kong Ltd.	769,300	3,768,453
China Resources Power Holdings Company Ltd.	1,993,403	1,271,991
Kerry Properties Ltd.	396,300	1,003,854
Orient Overseas International Ltd.	236,500	884,124
The Wharf(Holdings) Ltd.	341,000	1,329,730
Wing Hang Bank Ltd.	127,000	934,811
		10,130,236
Ireland—1.1%
Anglo Irish Bank Corp. PLC	135,500	1,844,407
CRH PLC	11,800	319,681
CRH PLC	50,700	1,373,543
		3,537,631

32

		Value ($)
Security	Shares	(Note 1A)

Italy—2.4%
Banca Intesa Spa	563,233	2,623,781
Capitalia Spa	257,300	1,406,497
Eni Spa	87,500	2,597,577
Mediaset Spa	71,300	843,321
		7,471,176
Japan—21.9%
Bridgestone Corp.	76,000	1,626,993
Canon, Inc.	64,000	3,456,259
Chubu Electric Power Co., Inc.	38,600	941,961
Diamond Lease Co., Ltd.	19,000	788,389
Eisai Co. Ltd.	46,600	1,991,102
Fujitsu Ltd.	195,000	1,284,997
Honda Motor Co., Ltd.	61,000	3,450,093
Hoya Corp.	92,500	3,072,196
Japan Tobacco, Inc	114 [a]	1,797,727
Kawasaki Kisen Kaisha Ltd.	219,000	1,580,134
Kobe Steel Ltd.	1,276,000	3,878,249
Komatsu Ltd.	250,000	3,404,986
Kubota Corp.	345,000	2,388,953
Kyowa Hakko Kogyo Co., Ltd.	152,000	1,179,737
Matsushita Electric Industrial Co. Ltd.	55,000	931,768
Mazda Motor Corp.	333,000	1,460,964
Mitsubishi Corp.	177,000	3,492,908
Mitsui O.S.K. Lines Ltd.	293,000	2,341,212
Mitsui Sumitomo Insurance Company Ltd.	91,000	1,053,423
Mizuho Financial Group, Inc.	352	2,238,957
Nippon Steel Corp.	1,061,000	3,981,905
Nisshin Seifun Group, Inc.	115,000	1,117,479
NTT Corp.	458	2,251,467
Ono Pharmaceutical Co., Ltd.	32,700	1,523,945
Promise Co., Ltd.	13,800	1,022,447
Sankyo Co., Ltd.	24,700	1,301,260

The Fund

33

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Japan (continued)
Santen Pharmaceutical Co., Ltd.	50,000	1,295,040
Sanyo Shinpan Finance Co., Ltd.	31,400	2,550,507
Sumitomo Electric Industries	143,100	1,928,843
Sumitomo Rubber Industries, Inc.	168,000	1,996,582
Sumitomo Trust & Banking Co., Ltd.	257,000	2,114,686
Takeda Pharmaceutical Co., Ltd.	42,800	2,548,921
Toyo Suisan Kaisha Ltd.	81,400	1,389,774
		67,383,864
Luxembourg—0.5%
Arcelor	70,300	1,643,561
Netherlands—2.4%
Buhrmann NV	160,100	1,933,059
ING Groep NV CVA	182,900	5,445,060
		7,378,119
New Zealand—1.5%
DNB NOR ASA	183,100	1,886,793
Fletcher Building Ltd.	187,500	1,026,878
Norsk Hydro ASA	15,200	1,700,904
		4,614,575
Norway—1.4%
Orkla ASA	54,600	2,071,339
Tandberg ASA	75,100	1,003,183
Yara International ASA	69,600	1,256,442
		4,330,964
Singapore—0.3%
Keppel Co., Ltd.	121,900	914,970
Spain—2.9%
ACS Actividades	73,200	2,132,605
Banco Santander Central Hispano SA	70,700	928,383
Corp. Mapfre SA	105,100	1,803,095
Repsol YPF SA	97,200	3,148,283
Union Fenosa, SA	30,400	1,003,640
		9,016,006

34

			Value ($)
Security	Shares		(Note 1A)

Sweden—2.9%
Ericsson LM	681,000		2,487,422
Lindex AB	18,300		948,315
Nordea Bank AB	94,600		946,256
Skandinaviska Enskilda Banken AB	97,500		1,786,936
Volvo AB, Class B	60,400		2,631,036
			8,799,965
Switzerland—6.8%
Baloise Holdings	13,730		689,470
Compagnie Financiere Richemont AG	43,900		1,738,161
Credit Suisse Group	107,600		4,763,195
Logitech International SA	47,000	[b]	1,900,842
Nestle SA	11,580		3,390,621
Novartis AG	45,240		2,294,504
Sulzer AG	4,870		2,468,109
UBS AG Registered Shares	13,200		1,121,755
Zurich Financial Services AG	15,790	[b]	2,689,814
			21,056,471
United Kingdom—23.9%
Alliance Unichem PLC	107,700		1,644,708
AstraZeneca PLC	71,500		3,320,406
Aviva PLC	266,700		2,925,950
Barclays PLC	275,290		2,780,030
Barratt Developments PLC	148,200		1,973,273
BHP Billition PLC	139,800		2,256,873
BP PLC	575,900		6,835,797
British Airways PLC (b)	284,800		1,469,405
British American Tobacco PLC	90,300		1,895,414
BT Group PLC	446,800		1,750,086
Dairy Crest Group PLC	94,200		848,352
Diageo PLC	69,300		995,395
Enterprise Inns PLC	144,500		2,145,568
Friends Provident PLC	759,700		2,503,734
Greene King PLC	73,100		823,877

The Fund

35

STATEMENT OF INVESTMENTS (continued)
				Value ($)
Security			Shares	(Note 1A)

United Kingdom (continued)
HBOS PLC			184,900	2,781,281
Inchcape PLC			71,716	2,766,727
International Power PLC			288,200	1,262,190
Kelda Group PLC			179,100	2,217,412
Legal & General Group PLC			403,700	807,531
Old Mutual PLC		1,252,800		3,063,509
Royal Bank of Scotland Group PLC			45,485	1,289,819
Royal Dutch Shell PLC, Class A shares			91,300	3,013,124
Royal Dutch Shell PLC, Class B shares			13,100	452,052
Sage Group PLC			341,300	1,386,474
Scottish Power PLC			189,500	1,908,666
Shire Pharmaceuticals Group PLC			84,100	1,021,962
Stagecoach Group PLC			512,100	1,008,572
Standard Chartered PLC			112,200	2,418,376
Tesco PLC			244,800	1,335,293
Tullow Oil PLC			353,000	1,617,531
Vodafone Group PLC		2,521,100		6,553,700
Wolseley PLC			79,200	1,673,589
Xstrata PLC			112,400	2,909,997
				73,656,673
Total Equities (Cost $254,450,157)			302,457,198

Preferred Stocks—0.7%

Germany—0.7%
Fresenius AG			8,400	1,164,589
Henkel KGaA			9,300	845,462
Total Preferred Stocks (Cost $1,700,273)				2,010,051
Total Equities (cost $101,394,890)			119,313,146

				Value ($)
Short-Term Investments—0.2%	Rate (%)	Maturity	Par Value ($)	(Note 1A)

U.S. Government—0.2%
U.S. Treasury Bill (Cost $680,262)	3.32	12/15/2005	$685,000 [c,d]	680,502

36

Investment of				Value ($)
Cash Collateral—8.2%	Rate (%)	Maturity	Shares ($)	(Note 1A)

BlackRock Cash Strategies L.L.C
(Cost $49,856)	3.93		49,856	49,856
TOTAL UNAFFILIATED INVESTMENTS
(Cost $256,880,548)				305,197,607

Afilliated Investments—3.9%

Dreyfus Institutional Preferred Plus
Money Market Fund (e)
(Cost $11,996,372)	3.73		11,996,372 [e]	11,996,372

TOTAL INVESTMENTS—103.0% (Cost $268,876,920)				317,193,979
LIABILITIES IN EXCESS OF OTHER ASSETS—(3.0%)				(9,208,720)
NET ASSETS—100%				307,985,259

Notes to Schedule of Investments:
[a] Security, or a portion of thereof, was on loan at 9/30/05.
[b] Non-income producing security
[c] Denotes all or part of security segregated as collateral for futures transactions.
[d] Rate noted is yield to maturity.

(e) Affiliated institutional money market fund.

At September 30, 2005 the Portfolio held the following futures contracts.

		Expiration	Underlying Face	Unrealized
Contract	Position	Date	Amount at Value ($) Gain (Loss) ($)

MSCI Pan-Euro (50 Contracts)	Long	12/19/2005	$1,224,450	$(3,560)
Topix Futures (3 Contracts)	Long	12/9/2005	373,442	22
				(3,538)
			Percentage of
Economic Sector Allocation			Net Assets

Energy			10.6%
Communications			8.9
Financial			25.3
Consumer Cyclical			13.5
Basic Materials			6.8
Industrial			10.2
Utilities			4.7
Technology			3.1
Consumer Noncyclical			15.0
Diversified			0.7
Short-term and Other Assets			1.2
			100.0%

			The Fund	37

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

STATEMENT OF ASSETS AND LIABILITIES September 30, 2005

	Cost	Value

Assets ($):
Investments in securities (Note 1A)
(including securities on loan, valued at $47,482 (Note 6))
Unaffiliated issuers, at value (cost $256,880,548)\t$305,197,607
Affiliated issuers, at value (Note 1H) (cost $11,996,372)		11,996,372
Foreign currency, at value (cost, $20,337,373)		20,109,837
Receivable for investments sold		1,357,445
Interest and dividends receivable		578,315
Prepaid expenses		11,099
Total assets		339,250,675

Liabilities
Payable for investments purchased		31,039,469
Collateral for securities on loan (Note 6)		49,856
Accrued accounting, administration and custody fees (Note 2)		23,856
Payable for variation margin on open futures contracts (Note 5)		120,886
Accrued professional fees		23,642
Accrued trustees’ fees and expenses (Note 2)		7,707
Total liabilities		31,265,416

Net Assets (applicable to investors’ beneficial interest)		307,985,259

The accompanying notes are an integral part of the financial statements.

38

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

STATEMENT OF OPERATIONS For the Year Ended September 30, 2005
Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $463,697)	$4,778,214
Investment income (Note 1 H):
Unaffiliated issuers	15,563
Affiliated issuers	56,774
Securitiy lending income (Note 6)	53,011
Total investment Income	4,903,562
Expenses
Investment advisory fee (Note 2)	$1,495,312
Accounting, administration and custody fees (Note 2)	208,132
Professional fees	37,308
Trustees’ fees and expenses (Note 2)	31,156
Insurance expense	7,100
Miscellaneous	9,338
Total expenses	1,788,346
Net investment income	3,115,216

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss)
Investment securities	16,625,836
Futures contracts	1,536,684
Foreign currency transactions and forward
foreign currency exchange contracts	(604,557)
Net realized gain	17,557,963
Change in unrealized appreciation (depreciation) on:
Investment securities	30,398,801
Futures contracts	38,951
Foreign currency transactions and forward
foreign currency exchange contracts	(251,671)
Change in net unrealized appreciation (depreciation)	30,186,081
Net realized and unrealized gain (loss)	47,744,044
Net Increase in Net Assets from Operations	$50,859,260

The accompanying notes are an integral part of the financial statements.

The Fund

39

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

STATEMENT OF CHANGES IN NET ASSETS
	For the	For the
	Year Ended	Year Ended
September 30, 2005		September 30, 2004

Increase (Decrease) in Net Assets ($):
From Operations
Net investment income (loss)	3,115,216	1,265,862
Net realized gain (loss)	17,557,963	15,649,120
Change in net unrealized appreciation (depreciation)	30,186,081	5,266,928
Net increase (decrease) in net assets from operations	50,859,260	22,181,910

Capital Transactions
Contributions	147,880,626	50,826,021
Withdrawals	(17,050,877)	(24,372,009)
Net increase (decrease) in net assets
from capital transactions	130,829,749	26,454,012
Total Increase (Decrease) in Net Assets	181,689,009	48,635,922

Net Assets
At beginning of period	126,296,250	77,660,328
At end of period	$307,985,259	$126,296,250

The accompanying notes are an integral part of the financial statements.

40

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

FINANCIAL HIGHLIGHTS
			For the Period
			January 28, 2003
			(commencement
	Year Ended September 30,		of operations) to

	2005	2004	September 30, 2003

Total Return (%) [a]	31.12	27.12	22.46(b)
Ratios/Supplemental Data:
Expenses (to average daily net assets)*	0.95	1.04	1.17(c)
Net Investment Income
(to average daily net assets)†	1.66	1.30	1.81(c)
Portfolio Turnover	58	80	63(b)

Net Assets, End of Year
(000’s omitted) ($)	307,985	126,296	$77,660

† For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Fund for a portion of its operating expenses. If this voluntary action had not been taken, the investment income per share and the ratios would have been:
Ratios (to average daily net assets) (%):

Expenses	N/A	N/A	1.20[c]
Net investment income	N/A	N/A	1.78[c]

[a] Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial
statements.Total return would have been lower in the absence of expense waivers.
[b] Not annualized.
[c] Computed on an annualized basis.

The Fund

41

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.The Boston Company International Core Equity Portfolio (the “Portfolio”), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in the foreign countries represented in the MSCI Europe, Australia, Far East Index (EAFE) and Canada.

At September 30, 2005, there were two funds,The Boston Company International Core Equity Fund and Dreyfus Premier International Equity Fund invested in the Portfolio (the “Funds”).The value of the Funds’ investment in the Portfolio reflects the Funds’ proportionate interests in the net assets of the Portfolio.At September 30, 2005,The Boston Company International Core Equity Fund and the Dreyfus Premier International Equity Fund held approximately 93% and 7% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded.

42

Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold.Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by the Portfolio to a significant extent.

Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and is then valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of trade date. Interest income is determined on the basis of coupon interest earned, adjusted for accretion of discount or amortization of premium using the yield - to - maturity method on debt securities with greater than sixty days to maturity. Dividend income is

The Fund

43

NOTES TO FINANCIAL STATEMENTS (continued)

recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis.The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state income taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

(d) Foreign currency transactions: The Portfolio maintains its records in U.S. dollars. Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For finan-

44

cial statement purposes, such amounts are included in net realized gains or losses.

(e) Investment risk: There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(f) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(g) Expenses: The majority of expenses of the Trust or Portfolio are directly identifiable to an individual fund or Portfolio. Expenses which are not readily identifiable to a specific fund or Portfolio are allocated among Funds of the Trust taking into consideration, among other things, the nature and type of expense and the relative size of the funds or portfolios.

(h) Affiliated issuers: Affiliated issuers are investment companies advised by The Boston Company Asset Management Company LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

The Fund

45

NOTES TO FINANCIAL STATEMENTS (continued)

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio’s average daily net assets. For the period ended September 30, 2005, the Portfolio was charged $1,495,312 in investment advisory fees to TBCAM.

The Portfolio compensates Mellon Bank, N.A., a wholly-owned subsidiary of Mellon Financial Corporation, under a custody, administration and accounting services agreement for providing custody, fund administration and fund accounting services for the Portfolio. Pursuant to this agreement the Portfolio was charged $208,132 during the period ended September 30, 2005.

The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio’s lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $21,530, for the period ended September 30, 2005. See Note 6 for further details.

Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust’s Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust.The Trust pays each Trustee who is not a director,officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

46

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005 were $244,189,007 and $106,046,221, respectively. For the period ended September 30, 2005 the Portfolio did not purchase or sell any long-term U.S. Government securities.

NOTE 4—Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate Cost	$268,987,609
Unrealized appreciation	$49,241,317
Unrealized depreciation	(1,034,947)
Net unrealized appreciation (depreciation)	$48,206,370

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price.The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns.Writing puts and buying calls tend to increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio’s

The Fund

47

NOTES TO FINANCIAL STATEMENTS (continued)

exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased option is shown in the Schedule of Investments.This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

At September 30, 2005, the Portfolio did not hold any options.

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to

48

meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies.

The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio’s foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At September 30, 2005, the Portfolio did not hold any open foreign currency exchange contracts.

Futures contracts

The Portfolio may enter into financial futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device.The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiq-

The Fund

49

NOTES TO FINANCIAL STATEMENTS (continued)

uid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms.The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At September 30, 2005, the Portfolio held open financial futures contracts as disclosed in the schedule of investments.

NOTE 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy.The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

50

The Portfolio loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $232,005 of which, $178,994 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $47,482 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense allocated to the Portfolio was $2,581.

During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $508,400 on a total of five days and incurred $265 of interest expense.

The Fund

51

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

Report of Independent Registered Public Accounting Firm

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company International Core Equity Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Core Equity Portfolio ( the “Portfolio”) at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from January 28, 2003 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

52

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny I n te r n a t i o n a l C o re E q u i ty P o r tfo l i o

TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

I N D E P E N D E N T T R U S T E E S
Samuel C. Fleming (64)
Trustee (1986)
c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453
Principal Occupation During Past 5 Years:

  Chairman Emeritus, Decision Resources, Inc. (“DRI”) (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI

Number of Portfolios in Fund Complex Overseen by Trustee: 33

———————

Caleb Loring III (62)
Trustee (1986)
c/o Essex Street Associates, P.O. Box 5600, Beverly, MA 01915
Principal Occupation During Past 5 Years:
• Trustee, Essex Street Associates (family investment trust office)
Number of Portfolios in Fund Complex Overseen by Trustee 33

———————

Benjamin M. Friedman (61)
Trustee (1989)
c/o Harvard University, Littaver Center 127, Cambridge, MA 02138
Principal Occupation During Past 5 Years:
• William Joseph Maier, Professor of Political Economy, Harvard University
Number of Portfolios in Fund Complex Overseen by Trustee: 33

The Fund
53

TRUSTEES AND OFFICERS (continued)
I N D E P E N D E N T T R U S T E E S ( c o n t i n u e d )
John H. Hewitt (70)
Trustee (1986)
P.O. Box 2333, New London, NH 03257
Principal Occupation During Past 5 Years:
• Formerly Trustee, Mertens House, Inc. (hospice)
Number of Portfolios in Fund Complex Overseen by Trustee: 33

I N T E R E S T E D T R U S T E E S
Patrick J. Sheppard (40)
Trustee, President and Chief Executive Officer (2003)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  President and Chief Operating Officer of The Boston Company Asset Management, LLC; for- merly Senior Vice President and Chief Operating Officer, Mellon Institutional Asset Management (“MIAM”) and Vice President and Chief Financial Officer, MIAM

Number of Portfolios in Fund Complex Overseen by Trustee: 33

P R I N C I PA L O F F I C E R S W H O A R E N O T T R U S T E E S

Barbara A. McCann (44)
Vice President and Secretary (2003)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Head of Operations, Mellon Institutional Asset Management; formerly First Vice President, Mellon Institutional Asset Management and Mellon Global Investments
———————
Steven M. Anderson (40)
Vice President (1999) and Treasurer (2002)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

• Vice President and Mutual Funds Controller, Mellon Institutional Asset Management

54

P R I N C I PA L O F F I C E R S W H O A R E N O T T R U S T E E S ( c o n t i n u e d )

Denise B. Kneeland (54)
Assistant Vice President (1996)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Manager, Mutual Funds Operations, Mellon Institutional Asset Management

———————

Cara E. Hultgren (34)
Assistant Vice President (2001)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  Assistant Vice President and Compliance Manager, Mellon Institutional Asset Management (“MIAM”); formerly Shareholder Services, MIAM and Shareholder Representative, Standish Mellon Asset Management Company LLC

———————
Mary T. Lomasney (48)
Chief Compliance Officer (2005)
Standish Mellon Asset Management Company LLC, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  First Vice President, Mellon Institutional Asset Management and Chief Compliance Officer, Mellon Funds Distributor; formerly Director, Blackrock, Inc., Senior Vice President, State Street Research & Management Company (“SSRM”),Vice President, SSRM

The Fund
55

NOTES

For More Information

Dreyfus Premier
International Equity Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
26	Report of Independent Registered
Public Accounting Firm
27	Board Members Information
29	Officers of the Fund
31	Portfolio Information (Master Portfolio)
32	Schedule of Investments (Master Portfolio)
42	Statement of Assets and Liabilities
(Master Portfolio)
43	Statement of Operations (Master Portfolio)
44	Statements of Changes in Net Assets
(Master Portfolio)
45	Financial Highlights (Master Portfolio)
46	Notes to Financial Statements (Master Portfolio)
56	Report of Independent Registered
Public Accounting Firm (Master Portfolio)
57	Trustees and Officers (Master Portfolio)

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Premier
International Small Cap Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier International Small Cap Fund covers the 12-month period from October 1, 2004, through September 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Daniel B. LeVan, of The Boston Company Asset Management, LLC, adviser of the Master Portfolio in which the fund invests all of its assets.

International equities generally fared better than domestic stocks over the past year, as China’s efforts to devalue its currency, encouraging economic developments in Japan and greater investor confidence in the emerging markets offset negative factors, including soaring energy prices and deteriorating economic fundamentals in some regions of the world. In addition, a stronger U.S. dollar relative to other major currencies eroded returns from overseas investments for U.S. investors.

Persistent weakness in Europe and recent U.S. events — including Hurricane Katrina — have added a degree of uncertainty to the outlook for business conditions in foreign markets that rely heavily on exports to the United States. However, our economist currently expects the U.S. economy to continue to grow without either entering a recession or triggering a significant acceleration of inflation, which should help support the global economy.As always, we encourage you to discuss the potential implications of these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Daniel B. LeVan, CFA, Portfolio Manager

The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier International Small Cap Fund perform relative to its benchmark?

For the 12-month period ended September 30, 2005, the fund produced total returns of 38.33% for its Class A shares, 37.47% for its Class B shares, 37.40% for its Class C shares, 38.98% for its Class R shares and 38.08% for its Class T shares.1 In comparison, the fund’s benchmark, the S&P/Citigroup Extended Market Ex-U.S. Index (“EM Ex-U.S. Index”), produced a total return of 30.47% for the same period.2

Despite a number of external shocks to the global economy, higher earnings enabled international small-cap stocks to post high returns in every country and economic sector within the EM Ex-U.S. Index during the reporting period. The fund produced higher returns than the EM Ex-U.S. Index, mainly due to the success of our stock selection strategy in Australia, Canada and France, particularly in the energy and basic materials sectors.

What is the fund’s investment approach?

The fund seeks long-term growth of capital. The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company International Small Cap Portfolio, which is a series of the Mellon Institutional Funds Master Portfolio.The fund (as used herein, “fund” refers to the Dreyfus fund and the Master Portfolio) invests, under normal circumstances, at least 80% of its assets in stocks that are located in foreign countries represented in the EM Ex-U.S. Index. The fund normally invests at least 80% of its assets in companies with market capitalizations of at least $100 million. Although we generally seek to allocate assets among countries in accordance with the EM Ex-U.S. Index, deviations may occur. Similarly, we use the sector group allocations of the EM Ex-U.S. Index as a guide, but allocations may differ from those of the EM Ex-U.S. Index.The fund also

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

may invest up to 25% of its assets in securities of issuers located in emerging market countries, but no more than 5% of its assets may be invested in any one emerging market country.

Our approach is to employ a “bottom-up” stock selection process that emphasizes individual stock selection. The portfolio manager uses quantitative models and traditional qualitative analysis to construct a diversified portfolio of stocks with low relative price multiples and positive trends in earnings forecasts.

What other factors influenced the fund’s performance?

International small-cap stocks shrugged off jitters caused by terrorist attacks, natural disasters and surging oil prices to post higher profits, which translated into strong stock performance.The fund participated fully in this favorable investment climate, producing significantly higher returns than the EM Ex-U.S. Index in Australia, Canada, France and Japan. The fund also outperformed its benchmark in every economic sector, particularly basic materials and energy.

The fund’s top contributor was Canada-based Trican Well Service Ltd., which benefited from a global surge in demand for its specialty oil well services. Trican, which conducts business in Canada and Russia, has directly benefited from prolonged strength in commodity prices and its stock has continued to sell at a reasonable price.The fund also received strong contributions to performance from Hyundai Mipo Dockyard, a Korean shipbuilder with a four-year backlog of orders.Trade with China has taxed the capacity of other shipbuilders in the area, and robust demand has enabled the company to pass along higher energy costs to its customers.

The massive rebuilding effort required after Hurricane Katrina’s devastation has created opportunities for some fund holdings, including Italian oil refiner Erg Spa, which has exported substantial amounts of gasoline to the United States to replace lost output from the refineries in the Gulf of Mexico.

The fund’s primary area of disappointment was the information technology sector, where investors apparently have remained cautious five years after the bursting of the “dot-com bubble.” Although the

4

absolute returns from technology stocks were disappointing, the fund’s holdings held up better than the benchmark’s.

In addition, a few individual stocks among the roughly 200 companies in the fund’s portfolio fared relatively poorly, such as Australian apparel retailer Just Group Ltd., where earnings failed to meet analysts’ expectations, and Canfor Corp., a Canadian forestry company, which is no longer owned by the fund, failed to meet expectations due to weather related delays delivering products to market.

What is the fund’s current strategy?

We have continued to employ our quantitative models and fundamental research by our securities analysts to find undervalued growth companies. Even after the strong results posted during the reporting period, international small-cap stocks remain inexpensively valued compared to U.S. small-cap stocks. Certain industry groups appear to us to be valued particularly attractively, including oil service companies that we believe should benefit further from strong global demand for energy.We also have found opportunities among telecommunications companies that have invested in the next generation of wireless technology. In our judgment, the fund is well-positioned for the potential opportunities that lie ahead.

October 17, 2005
The fund invests in a “Master Portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The investment adviser to the Master
Portfolio is The Boston Company Asset Management, LLC, an affiliate of Dreyfus. References to the “fund” in this report generally mean the fund and the Master Portfolio in which it invests.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through September 30, 2006, at which time it may be extended, terminated or modified.
Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: Citigroup — Reflects net reinvestment of dividends and, where applicable, capital gain distributions.The S&P/Citigroup Extended Market Ex-U.S. Index represents the small-
capitalization component of the S&P/Citigroup Broad Market Index which is a comprehensive float-weighted index of companies in 22 countries (excluding the U.S.) with market capitalizations of at least U.S. $100 million.

The Fund 5

FUND PERFORMANCE

† Source: Citigroup Global Markets Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R and Class T shares of
Dreyfus Premier International Small Cap Fund on 1/2/96 (inception date) to a $10,000 investment made in the
S&P/Citigroup Extended Market Ex U.S. Index (the “Index”) on that date. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses. All dividends and capital gain distributions are reinvested.
The fund invests its assets in a “master portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The fund did not have its own performance as of 1/31/03.The performance information above represents the performance of the master portfolio (which represents the performance of its predecessor funds) and expenses of the master portfolio’s predecessor funds, which were an unregistered fund and an open-end registered fund, through January 31, 2003 and the fund’s performance thereafter. On January 31, 2000, the unregistered fund contributed all of its assets to the registered fund, which contributed all of its assets to the master portfolio before the fund commenced investment operations. Since the unregistered fund was not registered as a mutual fund, it was therefore not subject to certain investment restrictions that are imposed on mutual funds. If it had been registered as a mutual fund, its performance may have been adversely affected.The performance of the unregistered fund was calculated according to the standardized SEC method except that monthly rather than daily fund values were used.The fund commenced investment operations on 2/3/03. 1/2/96 represents the inception date of the master portfolio’s predecessor fund. Performance figures for the master portfolio’s predecessor funds have not been adjusted to reflect the fund’s operating expenses; if these expenses had been reflected, such performance would have been lower.
The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and
Class T shares and all other applicable fees and expenses on all classes.The Index represents the small capitalization component of the Citigroup Broad Market Index which is a comprehensive float-weighted index of companies in 22 countries (excluding the U.S.) with market capitalizations of at least U.S. $100 million.The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming or underperforming the fund. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
6

Average Annual Total Returns as of 9/30/05

	Inception			From
	Date	1 Year	5 Years	Inception

Class A shares
with maximum sales charge (5.75%)	1/2/96	30.40%	15.32%	16.10%
without sales charge	1/2/96	38.33%	16.70%	16.80%
Class B shares
with applicable redemption charge †	1/2/96	33.47%	16.05%	16.80%
without redemption	1/2/96	37.47%	16.27%	16.80%
Class C shares
with applicable redemption charge ††	1/2/96	36.40%	16.25%	16.57%
without redemption	1/2/96	37.40%	16.25%	16.57%
Class R shares	1/2/96	38.98%	16.91%	16.91%
Class T shares
with applicable sales charge (4.5%)	1/2/96	31.81%	15.47%	16.17%
without sales charge	1/2/96	38.02%	16.53%	16.72%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance for Class B shares assumes the conversion of Class B shares to Class A shares at the end of the sixth year following the date of purchase.

†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund

7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier International Small Cap Fund from April 1, 2005 to September 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2005

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.77	$ 12.78	$ 12.78	$ 7.44	$ 10.11
Ending value (after expenses)	$1,146.80	$1,142.70	$1,142.70	$1,149.70	$1,145.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2005

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 8.24	$ 12.01	$ 12.01	$ 6.98	$ 9.50
Ending value (after expenses)	$1,016.90	$1,013.14	$1,013.14	$1,018.15	$1,015.64

† Expenses are equal to the fund’s annualized expense ratio of 1.63% for Class A, 2.38% for Class B, 2.38% for
Class C, 1.38% for Class R and 1.88% for Class T, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

Dreyfus Premier Stock Funds
D re y f u s P re m i e r I n t e r n a t i o n a l	S m a l l	C a p	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005

				Value

Assets ($):
Investment in The Boston Company International
Small Cap Portfolio (“Portfolio”), at value (Note 1A)				139,901,383
Receivable for Fund shares sold				3,038,857
Receivable from administrator (Note 2)				40,361
Prepaid expenses				55,907
				143,036,508

Liabilities ($):
Payable for Fund shares redeemed				323,594
Accrued transfer agent fees				4,962
Accrued professional fees				22,400
Accrued distribution fees				26,291
Accrued shareholder service fees				3,032
Other accrued expenses and liabilities				26,986
				407,265

Net Assets ($)				142,629,243

Composition of Net Assets ($):
Paid-in capital				127,684,727
Undistributed net investment income				217,251
Accumulated net realized gain				1,649,273
Net unrealized appreciation				13,077,992

Net Assets ($)				142,629,243

Net Assets Attributable to ($):
Class A				96,396,732
Class B				10,960,855
Class C				34,077,588
Class R				413,911
Class T				780,157

The Fund

9

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

STATEMENT OF ASSETS AND LIABILITIES September 30, 2005

Value

Shares of beneficial shares outstanding:
Class A	4,422,048
Class B	510,641
Class C	1,588,163
Class R	18,841
Class T	35,965
Net Asset Value, Per Share ($):
(Net Assets/Shares outstanding)
Class A	21.80
Class B	21.46
Class C	21.46
Class R	21.97
Class T	21.69

The accompanying notes are an integral part of the financial statements

10

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

STATEMENT OF OPERATIONS For the Year Ended September 30, 2005
Investment Income (Note 1B) ($):
Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio
(net of foreign withholding taxes $129,277)	1,241,520
Interest and securities lending income allocated from Portfolio	63,896
Expenses allocated from Portfolio	(562,873)
Net investment income allocated from Portfolio	742,543
Expenses:
Professional fees	65,895
Registration fees	60,624
Trustees’ fees and expenses	2,795
Distribution fees (Note 2b)	138,114
Shareholder servicing costs (Note 2c)	128,922
Administration fees (Note 2c)	51,923
Transfer agent fees (Note 2c)	54,545
Prospectus and shareholders’ reports	33,295
Miscellaneous	7,453
Total Expenses	543,566
Less-reimbursement of Fund operating expenses (Note 2a)	(117,259)
Net Expenses	426,307
Investment Income—Net	316,236

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions	4,081,879
Change in net unrealized appreciation (depreciation)
on investments allocated from Portfolio	13,038,490
Net Realized and Unrealized Gain (Loss) on Investments	17,120,369
Net Increase in Net Assets from Operations	17,436,605

The accompanying notes are an integral part of the financial statements

The Fund

11

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended September 30,

	2005	2004

Operations ($):
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	316,236	12,693
Net realized gain (loss)	4,081,879	422,813
Change in net unrealized
appreciation (depreciation)	13,038,490	25,615
Net Increase (Decrease) in Net Assets
from Operations	17,436,605	461,121

Dividend to Shareholders from ($):
Net investment income:
Class A	(12,840)	(377)
Class B	—	(70)
Class C	—	(8)
Class R	(291)	(103)
Class T	(30)	(56)
From net realized gains on investments:
Class A	(1,252)	(729)
Class B	(402)	(870)
Class C	(460)	(518)
Class R	(17)	(168)
Class T	(20)	(183)
Total Dividends	(15,312)	(3,082)

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	87,896,666	6,145,041
Class B	8,107,001	2,342,937
Class C	29,966,101	1,034,735
Class R	248,113	115,849
Class T	738,372	55,323

12

	Year Ended September 30,

	2005	2004

Fund Share (Principal)
Transactions (Note 4) ($) (continued):
Dividends reinvested:
Class A	10,680	1,105
Class B	352	822
Class C	207	495
Class R	308	271
Class T	50	239
Cost of shares redeemed:
Class A	(7,318,014)	(2,025,005)
Class B	(1,244,834)	(367,595)
Class C	(817,526)	(101,475)
Class R	(49,316)	(10)
Class T	(158,751)	(6,173)
Net Increase (Decrease) in Net Assets
from Capital Transactions	117,379,409	7,196,559
Total Increase (Decrease) in Net Assets	134,800,702	7,654,598

Net Assets ($):
Beginning of period	7,828,541	173,943
End of period	142,629,243	7,828,541
Undistibuted net investment income	217,251	16,490

The accompanying notes are an integral part of the financial statements

The Fund

13

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.

	Year Ended September 30,

Class A Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	15.78	12.07	8.98
Investment Operations:
Net Investment income † b	.18	.11	.06
Net realized and unrealized gain on investments	5.86	3.69	3.03
Total from investment operations	6.04	3.80	3.09
Distributions:
Dividends from investment income—net	(.02)	(.03)	—
Dividends from net realized gains on investments	(.00)[c]	(.06)	—
Total Distributions	(.02)	(.09)	—
Net asset value, end of period ($)	21.80	15.78	12.07

Total Return (%) [d]	38.33	31.66	34.41[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.63	1.69	1.12[e]
Net investment income (to average daily net assets) †	.85	.79	.58[e]

Net Assets, end of period ($ X 1,000)	96,397	4,363	32

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment loss per share and ratios would have been:

Net investment income (loss) per share ($) (b)	.13	(.23)	(17.31)
Ratios (to average daily net assets) (%)
Expenses	1.84	4.19	166.94[e]
Net investment Income (loss)	.64	(1.71)	(165.24)[e]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

	Year Ended September 30,

Class B Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	15.62	11.99	8.98
Investment Operations:
Net Investment income † b	.02	.00[c]	.01
Net realized and unrealized gain on investments	5.82	3.70	3.00
Total from investment operations	5.84	3.70	3.01
Distributions:
Dividends from investment income—net	—	(.01)	—
Dividends from net realized gains on investments	(.00)[c]	(.06)	—
Total Distributions	(.00)[c]	(.07)	—
Net asset value, end of period ($)	21.46	15.62	11.99

Total Return (%) [d]	37.47	30.94	33.52[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.38	2.44	1.61[e]
Net investment income (to average daily net assets) †	.10	.02	.08[e]

Net Assets, end of period ($ X 1,000)	10,961	2,202	73

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment loss per share and ratios would have been:

Net investment income (loss) per share ($) (b)	(0.04)	(.33)	(18.03)
Ratios (to average daily net assets) (%)
Expenses	2.68	4.93	167.44[e]
Net investment income (loss)	(0.20)	(2.47)	(165.75)[e]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)
	Year Ended September 30,

Class C Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	15.62	11.99	8.98
Investment Operations:
Net Investment income † b	.04	.00[c]	0.01
Net realized and unrealized gain on investments	5.80	3.69	3.00
Total from investment operations	5.84	3.69	3.01
Distributions:
Dividends from investment income—net	—	(.00)[c]	—
Dividends from net realized gains on investments	(.00)[c]	(0.06)	—
Total Distributions	(.00)[c]	(0.06)	—
Net asset value, end of period ($)	21.46	15.62	11.99

Total Return (%) [d]	37.40	30.89	33.52[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.38	2.44	1.61[e]
Net investment income (to average daily net assets) †	.10	.02	.09[e]

Net Assets, end of period ($ X 1,000)	34,078	1,055	50

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income loss per share and ratios would have been:

Net investment income (loss) per share ($) (b)	(.01)	(.33)	(17.65)
Ratios (to average daily net assets) (%)
Expenses	2.61	4.93	167.43[e]
Net investment income (loss)	(.05)	(2.47)	(165.73)[e]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

16

	Year Ended September 30,

Class R Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	15.84	12.07	8.98
Investment Operations:
Net Investment income † b	.22	.14	.08
Net realized and unrealized gain on investments	5.94	3.73	3.01
Total from investment operations	6.16	3.87	3.09
Distributions:
Dividends from investment income—net	(.03)	(.04)	—
Dividends from net realized gains on investments	(.00)[c]	(.06)	—
Total Distributions	(.03)	(.10)	—
Net asset value, end of period ($)	21.97	15.84	12.07

Total Return (%) [d]	38.98	32.22	34.41[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.38	1.44	.95[e]
Net investment income (to average daily net assets) †	1.11	1.00	.74[e]

Net Assets, end of period ($ X 1,000)	414	139	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income loss per share and ratios would have been:

Net investment income (loss) per share ($) (b)	.16	(.21)	16.87
Ratios (to average daily net assets) (%)
Expenses	1.68	3.94	166.78[e]
Net investment Income (loss)	.83	(1.50)	(165.09)[e]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS (continued)
	Year Ended September 30,

Class T Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	15.72	12.03	8.98
Investment Operations:
Net Investment income † b	.14	.07	0.04
Net realized and unrealized gain on investments	5.83	3.70	3.01
Total from investment operations	5.97	3.77	3.05
Distributions:
Dividends from investment income—net	(.00)[c]	(.02)	—
Dividends from net realized gains on investments	(.00)[c]	(.06)	—
Total Distributions	(.00)[c]	(.08)	—
Net asset value, end of period ($)	21.69	15.72	12.03

Total Return (%) [d]	38.02	31.47	33.96[e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.88	1.94	1.28[e]
Net investment income (to average daily net assets) †	.60	.50	.41[e]

Net Assets, end of period ($ X 1,000)	780	69	9

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income loss per share and ratios would have been:

Net investment income (loss) per share ($) (b)	.09	(.29)	(16.88)
Ratios (to average daily net assets) (%)
Expenses	2.18	4.43	167.10[e]
Net investment income (loss)	.43	(2.05)	(165.41)[e]
[a] From February 1,2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

18

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Premier International Small Cap Fund (the “Fund”) is a separate diversified portfolio of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and operates as a series company currently offering one series.The Fund’s investment objective seeks to provide investors with long-term capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company International Small Cap Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Citigroup Extended Market Ex-U.S. Index and to a limited extent, emerging markets. The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 21% at September 30, 2005).The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares. The Fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B,

The Fund

19

NOTES TO FINANCIAL STATEMENTS (continued)

Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The Portfolio records its securities at value as discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net

20

investment income consists of the Fund’s pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with U.S. generally accepted accounting principles. All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees, shareholder servicing fees, transfer agent fees and custody fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: The Fund intends to continue to qualify as a “regulated investment company”, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (continued)

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed capital gains	$1,573,971
Undistributed ordinary income	$ 286,897

See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2005 and September 30, 2004 were as follows: undistributed ordinary income $14,127 and $1,728 and capital gains $1,185 and $1,354.

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Portfolio, until September 30, 2006, so that fund expenses (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.45% of average net assets. Pursuant to this expense limitation, for the period ended September 30, 2005, Dreyfus reimbursed the Fund in the amount of $117,259 for its operating expenses.

During the period ended September 30, 2005, the Distributor retained $87,127 and $849 from commissions earned on sales of Class A and Class T shares, respectively, and $11,182 and $3,155 from contingent deferred sales charges on redemptions of the Fund’s Class B and Class C shares, respectively.

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75%

22

of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2005, Class B, Class C and Class T shares were charged $46,186, $90,807 and $1,121, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of .25% of the value of the average daily net assets of the shares for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2005, Class A, Class B, Class C and Class T shares were charged $82,137, $15,395, $30,269 and $1,121, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 2005, the Fund was charged $54,545 pursuant to the transfer agency agreement.

The Fund compensates Mellon Bank,N.A.,an affiliate of Dreyfus,under an agreement for providing personnel and facilities to perform Fund accounting and administration services for the Fund at an annual rate of .10% of the value of the Fund’s average daily net assets. During the period ended September 30, 2005, the Fund was charged $51,923 pursuant to the administration service fee agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

The Fund

23

NOTES TO FINANCIAL STATEMENTS (continued)
NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended September 30, 2005 aggregated $124,145,153 and $9,669,277, respectively.

NOTE 4—Capital Share Transactions:
	Year Ended	Year Ended
	September 30, 2005	September 30, 2004

Class A:
Shares sold	4,527,128	412,761
Dividends reinvested	613	84
Shares redeemed	(382,141)	(139,054)
Net increase	4,145,600	273,791
Class B:
Shares sold	436,265	159,497
Dividends reinvested	20	62
Shares redeemed	(66,596)	(24,662)
Net increase	369,689	134,897
Class C:
Shares sold	1,564,161	70,060
Dividends reinvested	12	37
Shares redeemed	(43,541)	(6,779)
Net increase	1,520,632	63,318
Class R:
Shares sold	12,976	7,959
Dividends reinvested	17	20
Shares redeemed	(2,911)	-
Net increase	10,082	7,979
Class T:
Shares sold	39,464	4,003
Dividends reinvested	3	18
Shares redeemed	(7,903)	(400)
Net increase	31,564	3,621

24

At September 30, 2005, three shareholders of record held approximately 58% of the total outstanding shares of the Class A shares of the Fund. Three shareholders of record held approximately 15% of the total outstanding shares of the Class B shares of the Fund.Two shareholders of record held approximately 67% of the outstanding shares of the Class C shares of the Fund. Five shareholders of record held approximately 60% of the outstanding shares of the Class R shares of the Fund. Four shareholders of record held approximately 29% of the outstanding shares of the Class T shares of the Fund. Investment activity of these shareholders could have a material impact on the Fund.

The Fund

25

Dreyfus Premier Stock Funds

D re y f u s P re m i e r I n t e r n a t i o n a l S m a l l C a p Fu n d

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the Dreyfus Premier Stock Funds and the Shareholders of the Dreyfus Premier International Small Cap Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Premier International Small Cap Fund (the “Fund”) at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from February 1, 2003 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

26

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board
  Sunair Electronics, Inc., engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————
David W. Burke (69)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 84

———————
William Hodding Carter III (70)
Board Member (2003)
Principal Occupation During Past 5 Years:
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-present)
Other Board Memberships and Affiliations:

  Independent Sector, Director
  The Century Foundation, Director
  The Enterprise Corporation of the Delta, Director
  Foundation of the Mid-South, Director

No. of Portfolios for which Board Member Serves: 11

———————
Ehud Houminer (65)
Board Member (2003)
Principal Occupation During Past 5 Years:

  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman

No. of Portfolios for which Board Member Serves: 36

The Fund

27

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Richard C. Leone (65) Board Member (2003)
Principal Occupation During Past 5 Years:
  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

No. of Portfolios for which Board Member Serves: 11

———————
Hans C. Mautner (67)
Board Member (2003)

Principal Occupation During Past 5 Years:
  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)
Other Board Memberships and Affiliations:
  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member - Board of Managers of: Mezzacappa Long/Short Fund LLC
  Mezzacappa Multi-Strategy Fund LLC Mezzacappa Multi-Strategy Plus Fund LLC

No. of Portfolios for which Board Member Serves: 11

———————
Robin A. Melvin (42)
Board Member (2003)

Principal Occupation During Past 5 Years:
  Senior Vice President of Mentor/National Mentoring Partnership, a national non-profit organization that is leading the movement to connect

America’s young people with caring adult mentors

No. of Portfolios for which Board Member Serves: 11

———————
John E. Zuccotti (68)
Board Member (2003)

Principal Occupation During Past 5 Years:

• Chairman of Brookfield Financial Properties, Inc.

No. of Portfolios for which Board Member Serves: 11

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

28

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund

29

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

GREGORY S. GRUBER, Assistant
Treasurer since August 2005.

Senior Accounting Manager – Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 1981.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since February 2003.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

30

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

PORTFOLIO INFORMATION as of September 30, 2005 (Unaudited)
			Percentage of
Top Ten Holdings †	Country	Sector	Net Assets

Trican Well Service Ltd.	Canada	Energy	1.3%
Elekta AB	Sweden	Consumer Noncyclical	1.0
Nippon Shokubai Ltd.	Japan	Basic Materials	1.0
Erg Spa	Italy	Energy	1.0
Home Capital Group, Inc.	Canada	Financial	0.9
Mitsubishi Gas Chemical Co., Inc.	Japan	Basic Materials	0.9
Immobiliaria Urbis SA	Spain	Financial	0.9
Hyundai Mipo Dockyard	South Korea	Industrial	0.9
IPSCO, Inc.	Canada	Basic Materials	0.9
Koninklijke BAM Groep NV	Netherlands	Industrial	0.9

9.7%
† Excluding short-term securities and investment of cash collateral.

Percentage of
Geographic Region Allocation †	Investments

Europe ex U.K.	43.0%
U.K.	19.1
Asia ex Japan	11.0
Japan	20.1
Americas ex U.S.	6.8
100.0%

† Excluding short-term securities and investment of cash collateral.

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of the Boston Company
Small Cap Value Portfolio (See Note 1 of the Fund’s Notes to Financial Statements).The Portfolio is actively managed.
Current holdings maybe different than those presented above.

The Fund

31

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

SCHEDULE OF INVESTMENTS September 30, 2005
		Value ($)
Security	Shares	(Note 1A)

UNAFFILIATED INVESTMENTS—99.8%
EQUITIES—96.8%
Australia—3.5%
APN News & Media Ltd.	453,760	1,729,960
Caltex Australia Ltd.	287,070	4,491,641
Cochlear Ltd.	99,710	2,981,092
Downer EDI Ltd.	426,600	1,964,706
Oil Search Ltd.	1,288,350	3,801,760
Oxiana Ltd.	2,482,600 [b]	2,536,597
Perpetual Trustees Australia Ltd.	60,730	3,137,274
Sims Group Ltd.	146,530	2,134,026
		22,777,056
Austria—0.8%
Boehler-Uddeholm	29,410	4,946,291
Belgium—0.7%
Colruyt SA	13,754	1,787,903
NV Union Miniere SA	27,460	2,993,883
		4,781,786
Canada—6.6%
Astral Media, Inc.	99,600	2,930,219
Ensign Resource Service Group, Inc.	134,200	4,576,523
Gildan Activewear, Inc.	98,900 [b]	3,771,956
Home Capital Group, Inc.	185,300	5,981,021
Inmet Mining Corp.	281,700 [b]	5,055,470
IPSCO, Inc.	77,800	5,535,331
Kingsway Financial Services Inc.	122,300	2,194,831
Northbridge Financial	180,100	4,937,326
Trican Well Service Ltd.	237,600 [b]	8,652,828
		43,635,505
Denmark—1.6%
Bang & Olufsen A/S	23,900	2,059,416
GN Store Nord A/S	244,800	3,233,089
Jyske Bank A/S	107,100 [b]	5,407,784
		10,700,289

32

		Value ($)
Security	Shares	(Note 1A)

Finland—2.6%
Nokian Renkaat OYJ	127,000	3,007,308
OKO Bank (OKO Osuuspankkien Keskuspankki Oyi)	109,200	1,797,342
Rautaruukki Oyj	205,200	4,607,595
Wartsila Oyj B Shares	115,050	3,662,858
YIT-Yhtyma Oyj	88,300	3,744,752
		16,819,855
France—9.1%
Alten	116,920 [b]	3,775,771
April Group	55,460	1,965,575
Ciments Francais	22,750 [a]	2,637,524
Clarins SA	44,686	2,923,190
CNP Assurances	34,340	2,302,089
Eiffage	46,313 [a]	4,331,608
Elior	266,300 [a]	3,695,224
Euler Hermes SA	55,860 [a]	4,972,866
Generale de Sante	93,460	3,378,591
Iliad SA	69,900	3,871,379
Imerys SA	32,960	2,445,185
Lagardere SCA	26,740	1,897,007
Natexis Banques Populaires	24,600	3,709,082
Nexans SA	46,430	2,144,780
Publicis Groupe	58,700	1,867,427
SR Teleperformance	80,250	2,522,147
Vallourec	10,650	5,188,336
Vinci SA	46,340 [a]	3,988,962
Zodiac SA	37,200	2,194,381
		59,811,124
Germany—4.4%
Continental AG	59,140	4,852,769
Deutsche Boerse AG	37,170	3,550,155
Deutsche Postbank AG	81,290	4,444,589
Hypo Real Estate Holding	46,890	2,369,393
Leoni AG	86,390	2,771,165

The Fund

33

STATEMENT OF INVESTMENTS (continued)
			Value ($)
Security	Shares		(Note 1A)

Germany (continued)
Mobilcom AG	68,430		1,574,356
MPC Capital AG	24,600		2,018,568
Software AG	60,460		2,818,302
Stada Arzneimittel AG	64,460		2,307,779
Wincor Nixdorf AG	21,320		2,049,108
			28,756,184
Greece—0.4%
Folli-Follie	90,000		2,694,500
Hong Kong—3.4%
China Overseas Land & Investment Ltd.	9,168,000		2,747,776
Hengan International Group Co., Ltd.	3,999,400		3,815,139
Kerry Properties Ltd.	950,700		2,408,185
Orient Overseas International Ltd.	642,700		2,402,648
Skyworth Digital Holdings Ltd.	2,962,000	[c]	381,829
Solomon Systech (Intl)	9,488,900		3,424,977
Television Broadcasts Ltd.	315,000		1,926,773
Wing Hang Bank Ltd.	304,400		2,240,601
Xinao Gas Holdings Ltd.	4,024,000		3,164,256
			22,512,184
Ireland—0.8%
Fyffes PLC	1,048,800		3,200,472
Grafton Group PLC	237,570	[b]	2,397,499
			5,597,971
Italy—4.1%
Banca Popolare di Milano Scarl (BPM)	188,500		1,930,605
Banco Popolare di Verona e Novara	195,060		3,676,874
Davide Campari-Milano Spa	366,050		2,744,180
Erg Spa	226,080		6,247,088
Fondaria-Sai Spa	95,040		2,883,072
Milano Assicurazioni Spa	559,650		3,953,497
Pirelli & C Real Estate	63,420		3,779,162
Recordati Spa	256,340		1,952,510
			27,166,988

34

			Value ($)
Security	Shares		(Note 1A)

Japan—19.8%
CMK Corp.	107,500	[a]	1,784,248
Cosmo Oil Co., Ltd.	628,000		3,402,520
Dainippon Screen Manufacturing Co., Ltd.	379,900		2,480,010
Fancl Corp.	41,800	[b]	2,069,562
Futaba Industrial Co., Ltd.	90,800		1,987,824
Hamamatsu Photonics KK	92,400		2,132,746
Hisamitsu Pharamaceutical	81,300		2,170,196
Hitachi Construction Machinery Co., Ltd.	155,900		2,980,381
Hitachi High-Technologies Corp.	146,500		2,607,082
Izumi Co. Ltdronics, Inc.	88,900	[a]	2,373,068
Kawasaki Kisen Kaisha Ltd.	332,200		2,396,897
Keihin Corp.	272,000		5,463,483
Kenedix, Inc.	937		3,120,307
Koito Manufacturing Co.	330,000		4,070,126
Koyo Seiko Co., Ltd.	181,000		2,729,909
Kyowa Exeo Corp.	380,000		3,642,322
Makita Corp.	157,000		3,181,218
Mitsubishi Gas Chemical Co., Inc.	881,800		5,888,507
Nippon Shokubai Ltd.	640,000		6,771,562
Nisshin Seifun Group, Inc.	247,600		2,405,980
Nisshin Steel Co., Ltd.	1,579,900		5,456,090
NTN Corp.	331,000		1,979,993
OSG Corp.	207,600		3,125,614
Otsuka Corp.	46,300		4,507,224
Plenus Co., Ltd.	92,600		3,181,570
Ricoh Leasing Co., Ltd.	160,800		4,476,504
Ryohin Keikaku	39,000		2,511,585
Santen Pharmaceutical Co., Ltd.	153,700		3,980,953
Sanwa Shutter Corp.	423,000		2,541,503
Sanyo Shinpan Finance Co., Ltd.	55,600		4,516,184
Sodick Co., Ltd.	281,400		3,889,671
Sumisho Lease Co., Ltd.	109,600		4,576,725
Sumitomo Forestry Co., Ltd.	307,000		3,113,003

The Fund

35

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Japah (continued)
Sumitomo Rubber Industries, Inc.	325,000	3,862,435
Sysmex Corp.	140,800	4,874,848
Toshiba Machine Co., Ltd.	441,000	3,244,075
Tsuruha Co., Ltd.	80,900	3,171,571
Urban Corp.	65,400	3,232,262
		129,899,758
Netherlands—4.3%
Aalberts Industries NV	67,420	3,567,979
ASM International NV	97,780 [b]	1,374,433
Axalto Holding NV	73,690 [b]	2,702,857
Buhrmann NV	272,150	3,285,958
DSM NV	57,900	2,273,951
Koninklijke BAM Groep NV	60,050	5,511,807
SBM Offshore NV	34,740	2,896,523
Stork NV	99,400	4,920,069
Wolters Kluwer NV	81,270	1,511,433
		28,045,010
Norway—0.7%
Tandberg Television ASA	364,100 [b]	4,738,569
Portugal—0.8%
Banco BPI SA	532,850	2,368,614
Jeronimo Martins SGPS, SA	183,160	2,640,581
		5,009,195
Singapore—1.2%
First Engineering Ltd.	2,080,800	1,611,021
Jurong Technologies Industrial	3,396,300	4,134,975
MobileOne Ltd.	1,791,600	2,096,553
		7,842,549
South Korea—2.8%
Dongbu Insurance Co., Ltd.	235,300	3,416,518
Hanjin Shipping Corp.	96,300	2,251,984
Honam Petrochemical Corp.	45,400	2,262,603
Hyundai Mipo Dockyard	77,200	5,549,166

36

		Value ($)
Security	Shares	(Note 1A)

South Korea (continued)
Intops Co., Ltd.	88,800	1,893,617
Pusan Bank	252,200	2,743,406
		18,117,294
Spain—4.1%
ACS Actividades	139,870	4,074,966
Bancon de Sabadell SA	139,960	3,578,188
Ebro Puleva SA	103,920	1,860,257
Enagas	160,090	2,875,365
Fadesa Immobiliaria SA	114,260	4,104,432
Immobiliaria Urbis SA	258,910	5,832,271
Indra Sistemas SA	126,790	2,779,940
Red Electrica de Espana	64,690	1,845,816
		26,951,235
Sweden—2.4%
Elekta AB	148,259	6,793,059
Eniro AB	166,300	1,942,481
Lindex AB	39,900	2,067,638
Nobia AB	168,000	2,829,670
WM-Data AB	800,000	2,158,004
		15,790,852
Switzerland—4.0%
Banque Cantonale Vaudoise (BCV)	9,800	2,774,799
Charles Voegele Holding AG	32,900	2,681,513
Hiestand Holding AG	2,530	1,954,574
Logitech International SA	80,890 [b]	3,271,471
Micronas Semiconductor Holdings	67,440 [b]	2,881,205
Rieter Holding AG	5,960	1,743,935
Sika AG	5,000 [b]	3,808,714
Sulzer AG	5,000	2,533,993
Syngenta AG	28,750 [b]	3,009,599
The Swatch Group AG, Shares B	14,500	1,997,335
		26,657,138

The Fund

37

STATEMENT OF INVESTMENTS (continued)
			Value ($)
Security	Shares		(Note 1A)

United Kingdom—18.7%
Admiral Group PLC	264,100		1,978,162
Alliance Unichem PLC	192,600		2,941,232
Barratt Developments PLC	161,920		2,155,954
British Airways PLC	499,900	[b]	2,579,197
BSS Group PLC	382,600		1,908,253
Carillion PLC	561,560		2,622,687
Charter PL	345,010	[b]	2,462,585
Close Brothers Group PLC	236,860		3,471,031
CSR PLC	270,300	[b]	3,182,196
Daily Mail and General Trust	136,150		1,583,675
Eircom Group PLC	1,552,550		3,655,858
EMAP PLC	208,200		3,019,848
Enterprise Inns PLC	253,600		3,765,509
First Choice Holidays PLC	442,514		1,651,410
FirstGroup PLC	456,720		2,656,247
Friends Provident PLC	548,430		1,807,454
Greene King PLC	223,700		2,521,222
Greggs PLC	23,750		2,004,950
Hays PLC	907,560		1,963,366
iSOFT Group PLC	259,956		1,979,191
Inchcape PLC	93,300		3,599,415
International Power PLC	530,000		2,321,169
Kelda Group PLC	161,290		1,996,909
Kier Group PLC	190,410		3,573,912
Laird Group PLC	297,180		1,931,328
McCarthy & Stone PLC	180,630		1,967,355
Morgan Sindall PLC	153,200		2,308,497
Northgate Information Solutions PLC	1,283,330	[b]	1,826,356
Northgate PLC	168,646		3,358,605
Peacock Group PLC	374,840		2,104,068
Persimmon PLC	138,510		2,094,464

38

				Value ($)
Security		Shares		(Note 1A)

United Kingdom (continued)
Premier Foods PLC		353,300		1,909,997
Restaurant Group PLC		1,055,280		2,361,978
Rexam PLC		324,780		2,944,958
Schroders PLC		135,850		2,212,260
Shire Pharmaceuticals Group PLC		224,160		2,723,936
SIG PLC		296,630		3,837,210
Speedy Hire PLC		316,030		4,244,121
Sportingbet PLC		292,650 [b]		1,625,489
Stagecoach Group PLC		1,246,100		2,454,172
The Carphone Warehouse PLC		1,083,430		3,799,780
Tullow Oil PLC		1,045,970		4,792,886
Ultra Electronics Holdings		161,720		2,667,743
United Business Media PLC		170,743		1,665,578
Victrex PLC		250,190		2,638,995
Viridian Group PLC		165,565 [b]		2,316,827
WH Smith PLC		343,190		2,041,328
Yell Group PLC		197,280		1,662,810
				122,892,173
Total Equities (Cost $505,600,302)				636,143,506

PREFERRED STOCKS—1.4%

Fresenius AG		22,100		$3,063,978
Henkel KGaA		36,000		3,272,758
Rheinmetall AG NPV		38,840		2,566,431
TOTAL PREFERRED STOCKS (Cost $7,396,180)				8,903,167

				Value ($)
Short-Term Investments—0.1%	Rate (%)	Maturity	Par Value ($)	(Note 1A)

U.S. Government—0.1%
U.S. Treasury Bill (d) (e)
(Cost $710,054)	3.32	12/15/05	715,000 [d,e]	710,305

The Fund

39

STATEMENT OF INVESTMENTS (continued)
Investment of				Value ($)
Cash Collateral—1.5%	Rate (%)	Maturity	Shares ($)	(Note 1A)

BlackRock Cash Strategies L.L.C
(Cost $9,868,886)	3.93		9,868,886	9,868,886
TOTAL UNAFFILIATED INVESTMENTS
(Cost $523,575,422)				655,625,864

Affiliated Investments—4.1%

Dreyfus Institutional Preferred Plus
Money Market Fund
(Cost $26,906,094)	3.73		26,906,094 [f]	26,906,094

TOTAL INVESTMENTS—103.9%
(Cost $550,481,516)				682,531,958

LIABILITIES IN EXCESS OF OTHER ASSETS—(3.9%)				(25,301,386)

NET ASSETS—100%			$657,230,572

Notes to Schedule of Investments:
[a] Security, or a portion of thereof, was on loan at 9/30/05.
[b] Non-income producing security
[c] Security valued at fair value using methods determined in good faith by or under the direction of the Board of Trustees.
[d] Denotes all or part of security segregated as collateral.
[e] Rate noted is yield to maturity.
[f] Affiliated institutional money market fund.

At March 31, 2005 the Portfolio held the following forward foreign currency exchange contracts:

	Local
	Principal	Contract	Value at	USD Amount	Unrealized
Contracts to Receive	Amounts	Value Date	September 30, 2005	to Deliver Gain/(Loss)($)

Canadian Dollar	2,000,000	10/3/05	1,721,467	1,708,672	$12,795
Danish Krone	2,365,000	10/4/05	380,911	382,006	(1,095)
Euro	6,800,000	10/3/05	8,169,520	8,201,440	(31,920)
British Pound	1,400,000	10/4/05	2,467,360	2,478,700	(11,340)
Japanese Yen	605,000,000	10/4/05	5,329,927	5,344,523	(14,596)
Norwegian Krone	1,215,000	10/4/05	185,485	186,016	(531)
South Korean Won	675,200,680	10/4/05	644,890	646,806	(1,916)
Swedish Krona	1,000,000	10/3/05	129,067	128,758	309
Swedish Krona	3,050,000	10/4/05	393,655	394,567	(912)
Singapore Dollar	465,000	10/4/05	274,823	275,132	(309)
			19,697,105	19,746,620	(49,515)

40

At March 31, 2005 the Portfolio held the following futures contracts:

		Expiration	Underlying Face	Unrealized
Contract	Position	Date	Amount at Value ($)	Gain/(Loss) ($)

MSCI Pan-Euro (90 contracts)	Long	12/19/05	2,195,390	34,205
Topix Futures (6 contracts)	Long	12/9/05	744,516	23,467
				57,672
				(3,538)
			Percentage of
Economic Sector Allocation			Net Assets

Basic Materials			8.7%
Communications			6.9
Consumer Cyclical			15.7
Consumer Noncyclical			12.4
Energy			5.9
Financial			19.3
Industrial			21.2
Technology			5.9
Utilities			2.2
Short-term and Net Other Assets			1.8
			100.0%

The Fund

41

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

STATEMENT OF ASSETS AND LIABILITIES September 30, 2005

Value

Assets ($):
Investments in securities (Note 1A)(including
securities on loan, valued at $9,392,321 (Note 6))
Unaffiliated issuers, at value (cost $523,575,422)	655,625,864
Affiliated issuers, at value (Note 1G) (cost $26,906,094)	26,906,094
Foreign currency, at value (identified cost, $11,330,529)	11,154,389
Receivable for investments sold	3,619,671
Interest and dividends receivable	953,819
Unrealized appreciation on forward foreign
currency exchange contracts (Note 5)	13,104
Prepaid expenses	16,774
Total assets	698,289,715

Liabilities
Payable for investments purchased	31,050,888
Collateral for securities on loan (Note 6)	9,868,886
Unrealized depreciation on forward foreign
currency exchange contracts (Note 5)	62,619
Payable for variation margin on open
financial futures contracts (Note 5)	4,934
Accrued accounting, administration and custody fees (Note 2)	38,646
Accrued professional fees	24,318
Accrued trustees’ fees and expenses (Note 2)	8,852
Total liabilities	41,059,143

Net Assets (applicable to investors’ beneficial interest)	657,230,572

The accompanying notes are an integral part of the financial statements.

42

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

STATEMENT OF OPERATIONS For the Year Ended September 30, 2005
Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $1,039,049)	$9,384,309
Interest income (Note 1 G)
Unaffiliated issuers	281,909
Affiliated issuers	16,696
Securitiy lending income (Note 6)	256,224
Total investment income	9,939,138
Expenses
Investment advisory fee (Note 2)	$4,069,597
Accounting, administration and custody fees (Note 2)	369,431
Professional fees	44,116
Trustees’ fees and expenses (Note 2)	47,567
Insurance expense	8,800
Miscellaneous	10,769
Total expenses	4,550,280
Net investment income	5,388,858

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) on:
Investment securities	30,214,639
Futures contracts	2,243,934
Foreign currency transactions and forward
foreign currency exchange contracts	(1,101,483)
Net realized gain	31,357,090
Change in unrealized appreciation (depreciation) on:
Investment securities	99,620,092
Futures contracts	120,684
Foreign currency transactions and forward
foreign currency exchange contracts	(285,634)
Change in net unrealized appreciation (depreciation)	99,455,142
Net realized and unrealized gain (loss)	130,812,232
Net Increase in Net Assets from Operations	$136,201,090

The accompanying notes are an integral part of the financial statements.

The Fund

43

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l C o re E q u i t y P o r tfo l i o

STATEMENT OF CHANGES IN NET ASSETS
	For the	For the
	Year Ended	Year Ended
	September 30, 2005	September 30, 2004

Increase (Decrease) in Net Assets ($):
From Operations
Net investment income	5,388,858	1,503,725
Net realized gain (loss)	31,357,090	18,879,636
Change in net unrealized
appreciation (depreciation)	99,455,142	15,368,956
Net increase (decrease) in
net assets from operations	136,201,090	35,752,317

Capital Transactions
Contributions	353,355,799	112,536,550
Withdrawals	(51,694,287)	(18,465,788)
Net increase (decrease) in net assets
from capital transactions	301,661,512	94,070,762
Total Increase in Net Assets	437,862,602	129,823,079

Net Assets
At beginning of period	219,367,970	89,544,891
At end of period	657,230,572	219,367,970

44

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l C o re E q u i t y P o r tfo l i o

FINANCIAL HIGHLIGHTS
			For the Period
			January 28, 2003
			(commencement
	Year Ended September 30,		of operations) to

	2005	2004	September 30, 2003

Total Return (%) [a]	40.24	33.42	36.44[b]
Ratios/Supplemental Data:
Expenses (to average daily net assets)*	1.12	1.20	1.46[c]
Net Investment Income
(to average daily net assets)*	1.32	1.06	1.29[c]
Portfolio Turnover	50	72	46[b]

Net Assets, End of Year
(000’s omitted)	657,231	219,368	89,545

† For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:
Ratios (to average daily net assets) (%):

Expenses	N/A	N/A	1.49[c]
Net investment income	N/A	N/A	1.26[c]
[a] Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial
statements.Total return would have been lower in the absence of expense waivers.
[b] Not annualized.
[c] Computed on an annualized basis.

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45

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Boston Company International Small Cap Portfolio (the “Portfolio”), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of companies that are located in foreign countries represented in the Salomon Smith Barney Extended Market Ex-U.S. Index and, to a limited extent, emerging markets.

At September 30, 2005, there were two funds,The Boston Company International Small Cap Fund and Dreyfus Premier International Small Cap Fund invested in the Portfolio (the “Funds”).The value of the Funds’ investment in the Portfolio reflects the Funds’ proportionate interests in the net assets of the Portfolio. At September 30, 2005, The Boston Company International Small Cap Fund and the Dreyfus Premier International Small Cap Fund held 79% and 21% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the

46

principal market in which such securities are normally traded. Because foreign markets may be open at different times than the New York Stock Exchange, the value of the Portfolio’s shares may change on days when shareholders are not able to buy or sell them. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect the events that occur after such close but before the close of the New York Stock Exchange.

If market quotations are not readily available or do not accurately reflect fair value, or the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), the Portfolio may value its assets by a method the Trustees believe accurately reflects the fair value. The Trustees have adopted fair value pricing procedures, which, among other things, require the Portfolio to fair value such securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices for foreign securities will be used by each fund to a significant extent.

Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and is then valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of the trade date. Interest income is determined on the basis of interest earned, adjusted for accretion of discount or amorti-

The Fund

47

NOTES TO FINANCIAL STATEMENTS (continued)

zation of premium using the yield-to-maturity method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Net realized gains and losses on foreign currency transactions represent gains and losses on disposition of foreign currencies and forward foreign currency exchange contracts, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts usually received or paid.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

(d) Foreign currency transactions: Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon current currency exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions.

Section 988 of the Internal Revenue Code provides that gains or losses on certain transactions attributable to fluctuations in foreign currency exchange rates must be treated as ordinary income or loss. For finan-

48

cial statement purposes, such amounts are included in net realized gains or losses.

(e) Investment risk: There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities.These risks may involve adverse political and economic developments, including the possible imposition of capital controls or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times may be more volatile than securities of comparable U.S. companies and U.S. securities markets.The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets.

(f) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

(g) Affiliated issuers: Affiliated issuers are investments in other investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

NOTE 2—Investment Advisory Fee and Other Transactions With Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 1.00% of the Portfolio’s average daily net assets. For the period ended September 30, 2005, the Portfolio paid $4,069,597 in investment advisory fees to TBCAM.

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49

NOTES TO FINANCIAL STATEMENTS (continued)

The Portfolio has contracted Mellon Bank, N.A. (“Mellon Bank”), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $369,431 during the period ended September 30, 2005.

The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio’s lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues. This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement Mellon Bank received $110,796, for the period ended September 30, 2005. See Note 6 for further details.

Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust’s Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates received any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust. The Portfolio Trust pays each Trustee who is not a director, officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005 were $505,201,249 and $196,573,251, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. government securities.

50

NOTE 4—Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$550,481,517
Gross unrealized appreciation	$134,878,292
Gross unrealized depreciation	(2,827,851)
Net unrealized appreciation	$132,050,441

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price.The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns.Writing puts and buying calls tend to increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio’s exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments.This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there

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51

NOTES TO FINANCIAL STATEMENTS (continued)

is an illiquid secondary market for the contract or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

At September 30, 2005, the Portfolio did not enter into option transactions.

Forward currency exchange contracts

The Portfolio may enter into forward foreign currency and cross currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar and other foreign currencies. The forward foreign currency and cross currency exchange contracts are marked to market using the forward foreign currency rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the con-

52

tract settlement date or upon the closing of the contract. Forward currency exchange contracts are used by the Portfolio primarily to protect the value of the Portfolio’s foreign securities from adverse currency movements. Unrealized appreciation and depreciation of forward currency exchange contracts is included in the Statement of Assets and Liabilities.

At September 30, 2005, the Portfolio held forward currency exchange contracts. See Schedule of Investments for further details.

Futures contracts

The Portfolio may enter into financial futures contracts for the sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are val-

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53

NOTES TO FINANCIAL STATEMENTS (continued)

ued at the quoted daily settlement prices established by the exchange on which they trade.

At September 30, 2005, the Portfolio held futures contracts. See Schedule of Investments for further details.

NOTE 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

The Portfolio loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $675,586 of which, $419,362 was rebated to borrowers or paid in fees. At September 30, 2005, the Portfolio had securities valued at $9,392,321 on loan. See the Statement of Investments for further detail on the security positions on loan and collateral held.

54

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Trust are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of 0.060 of 1% on the daily unused portion of the facility, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the expense allocated to the Portfolio was $4,752.

During the period ended September 30, 2005, the Portfolio did not use the line of credit.

The Fund

55

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

Report of Independent Registered Public Accounting Firm

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company International Small Cap Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company International Small Cap Portfolio ( the “Portfolio”) at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from January 28, 2003 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

56

Mellon Institutional Funds Master Portfolio

T h e B o s t o n C o m p a ny I n t e r n a t i o n a l S m a l l C a p P o r tfo l i o

TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

I N D E P E N D E N T T R U S T E E S
Samuel C. Fleming (64)
Trustee (1986)
c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453
Principal Occupation During Past 5 Years:
• Chairman Emeritus, Decision Resources, Inc. (“DRI”) (biotechnology research and consulting firm);
formerly Chairman of the Board and Chief Executive Officer, DRI

Number of Portfolios in Fund Complex Overseen by Trustee: 33

———————

Caleb Loring III (62)
Trustee (1986)
c/o Essex Street Associates, P.O. Box 5600, Beverly, MA 01915
Principal Occupation During Past 5 Years:
• Trustee, Essex Street Associates (family investment trust office)
Number of Portfolios in Fund Complex Overseen by Trustee 33

———————
Benjamin M. Friedman (61)
Trustee (1989)
c/o Harvard University, Littaver Center 127, Cambridge, MA 02138
Principal Occupation During Past 5 Years:
• William Joseph Maier, Professor of Political Economy, Harvard University
Number of Portfolios in Fund Complex Overseen by Trustee: 33

The Fund

57

TRUSTEES AND OFFICERS (continued)
I N D E P E N D E N T T R U S T E E S ( c o n t i n u e d )
John H. Hewitt (70)
Trustee (1986)
P.O. Box 2333, New London, NH 03257
Principal Occupation During Past 5 Years:
• Formerly Trustee, Mertens House, Inc. (hospice)
Number of Portfolios in Fund Complex Overseen by Trustee: 33

I N T E R E S T E D T R U S T E E S
Patrick J. Sheppard (40)
Trustee, President and Chief Executive Officer (2003)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  President and Chief Operating Officer of The Boston Company Asset Management, LLC; for- merly Senior Vice President and Chief Operating Officer, Mellon Institutional Asset Management (“MIAM”) and Vice President and Chief Financial Officer, MIAM

Number of Portfolios in Fund Complex Overseen by Trustee: 33

P R I N C I P A L O F F I C E R S W H O A R E N O T T R U S T E E S

Barbara A. McCann (44)
Vice President and Secretary (2003)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Head of Operations, Mellon Institutional Asset Management; formerly First Vice President, Mellon Institutional Asset Management and Mellon Global Investments
———————
Steven M. Anderson (40)
Vice President (1999) and Treasurer (2002)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:

• Vice President and Mutual Funds Controller, Mellon Institutional Asset Management

58

P R I N C I PA L O F F I C E R S W H O A R E N O T T R U S T E E S ( c o n t i n u e d )

Denise B. Kneeland (54)
Assistant Vice President (1996)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Manager, Mutual Funds Operations, Mellon Institutional Asset Management

———————

Cara E. Hultgren (34)
Assistant Vice President (2001)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  Assistant Vice President and Compliance Manager, Mellon Institutional Asset Management (“MIAM”); formerly Shareholder Services, MIAM and Shareholder Representative, Standish Mellon Asset Management Company LLC
———————

Mary T. Lomasney (48)
Chief Compliance Officer (2005)
Standish Mellon Asset Management Company LLC, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  First Vice President, Mellon Institutional Asset Management and Chief Compliance Officer, Mellon Funds Distributor; formerly Director, Blackrock, Inc., Senior Vice President, State Street Research & Management Company (“SSRM”),Vice President, SSRM

The Fund
59

NOTES

For More Information

Dreyfus Premier
International Small Cap Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Administrator
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian and Sub-Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Fund Performance
8	Understanding Your Fund’s Expenses
8	Comparing Your Fund’s Expenses
With Those of Other Funds
9	Statement of Assets and Liabilities
11	Statement of Operations
12	Statements of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
26	Report of Independent Registered
Public Accounting Firm
27	Board Members Information
29	Officers of the Fund
31	Portfolio Information (Master Portfolio)
32	Schedule of Investments (Master Portfolio)
38	Statement of Assets and Liabilities
(Master Portfolio)
39	Statement of Operations (Master Portfolio)
40	Statements of Changes in Net Assets
(Master Portfolio)
41	Financial Highlights (Master Portfolio)
42	Notes to Financial Statements (Master Portfolio)
49	Report of Independent Registered
Public Accounting Firm (Master Portfolio)
50	Trustees and Officers (Master Portfolio)

F O R M O R E I N F O R M AT I O N

Back Cover

Dreyfus Premier
Small Cap Equity Fund

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus Premier Small Cap Equity Fund covers the 12-month period from October 1, 2004, through September 30, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, Joseph M. Corrado and Stephanie K. Brandaleone of The Boston Company Asset Management, LLC, adviser to the Master Portfolio in which the fund invests all of its assets.

After rallying in the final weeks of 2004, stocks have traded within a relatively narrow range through most of 2005, as soaring energy prices and rising short-term interest rates offset more positive market forces, including a moderately expanding economy and better-than-expected corporate earnings.A closer look at stock market performance reveals more disparate returns among various industry groups, with most energy and energy servicing stocks benefiting from higher oil and gas prices, and many consumer and industrial stocks retreating amid concerns that higher energy prices might undermine consumer spending and begin to cut into profit margins.

Recent events — including sharply higher gasoline and energy prices, and Hurricane Katrina — have added a degree of uncertainty to the economic outlook. However, our economist currently expects the U.S. economy to continue to grow without either entering a recession or triggering a significant acceleration of inflation. As always, we encourage you to discuss the potential implications of these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Joseph M. Corrado, CFA, and Stephanie K. Brandaleone, CFA, Portfolio Managers The Boston Company Asset Management, LLC, Investment Adviser

How did Dreyfus Premier Small Cap Equity Fund perform relative to its benchmark?

For the 12-month period ended September 30, 2005, the fund produced total returns of 19.60% for its Class A Shares, 18.74% for its Class B Shares, 18.68% for its Class C shares, 19.86% for its Class R shares and 19.22% for its Class T shares.1 In comparison, the fund’s benchmark, the Russell 2000 Value Index, produced a total return of 17.75% for the same period.2

Small-cap stocks advanced strongly, driven by an expanding U.S. economy and overcoming the headwinds of rising interest rates and soaring energy prices. The fund produced higher returns than its benchmark, primarily due to strong results among financial services, consumer discretionary and technology stocks owned by the fund.

What is the fund’s investment approach?

The fund seeks long-term growth of capital.The fund is a “feeder fund” that invests all of its assets in a “master” portfolio known as The Boston Company Small Cap Value Portfolio, which is a series of the Mellon Institutional Funds Master Portfolio. The fund (as used herein, “fund” refers to the Dreyfus fund and the Master Portfolio) invests, under normal circumstances,at least 80% of its assets in the stocks of small-cap U.S. companies, and may invest up to 15% of its assets in foreign companies.

We employ a value-based investment style, in which we seek to identify companies with stocks trading at prices below what we believe to be their intrinsic values.We measure value by evaluating each company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position and expected business growth relative to its industry.

We focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best.The stock selection process is designed to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth, with

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

the presence of a catalyst (such as a corporate restructuring, new products or improving business conditions) that will trigger a price increase.

What other factors influenced the fund’s performance?

Small-cap stocks continued to produce higher returns than their large-cap counterparts during the reporting period, as they have for the past several years. Investors apparently remained comfortable that a moderately expanding U.S. economy would continue to support business conditions for smaller companies, despite headwinds such as rising short-term interest rates and soaring energy prices.

In this economic environment, our stock selection process scored successes among financial services companies, where banks outside of New York produced particularly attractive returns. For example, Pacific Capital Bancorp and Amegy Bancorporation in California and Texas, respectively, which were sold during the reporting period, helped drive the fund’s relative performance. In addition, credit card issuer Metris Companies benefited from a takeover bid from HSBC Finance Corporation.Although the fund received strong contributions from real estate investment trusts (“REITs”) during the fourth quarter of 2004, in early 2005 we believed that REITs had become vulnerable to rising short-term interest rates, and we reduced the fund’s positions.This move enabled the fund to avoid subsequent weakness among REITs.

In the consumer discretionary area, retailers produced mixed results for the benchmark, as some companies produced stronger returns than others. The fund held several winners, including high-end apparel retailer Jos A Bank Clothiers, Inc., athletic footwear purveyor K-Swiss, which is no longer owned by the fund, specialty retailer Too, Inc. and discount apparel chain The Men’s Wearhouse, Inc., which was also sold during the reporting period.

Our security selection strategy in the technology sector identified a number of opportunities among better-performing computer services and software companies, such as Sybase, Inc., Progress Software Corp. and Macromedia, which was sold during the reporting period, that appeared to benefit from industry consolidation.The fund also benefited from fortunate timing in the sale of Comtech Telecommunications Corp., which had appreciated to a less attractive valuation. The fund contained relatively few semiconductor manufacturers, which were hurt by anemic customer demand during the reporting period.

4

While the fund held some strong performers in the industrials sector, including business and security services provider Brink’s and temporary employment agency Labor Ready, weakness in a handful of producer durables stocks undermined the sector’s relative performance. Disappointments included power conversion equipment maker C&D Technologies, Inc., which is no longer owned by the fund, and valves supplier CIRCOR International, Inc., both of which posted financial results that failed to meet analysts’ expectations.We sold both of these positions during the reporting period, avoiding further price declines.

What is the fund’s current strategy?

Although we manage the fund using a bottom-up approach, and not according to broad market or economic trends, we nonetheless are aware that high energy costs, rising interest rates, changing bankruptcy laws and the aftermath of the Gulf Coast hurricanes could impede economic growth. Nonetheless, as of the end of the reporting period, our stock selection process has continued to find a number of opportunities among individual companies in the consumer discretionary and health care sectors. Conversely, we have found relatively few financial and materials-and-processing companies that currently meet our value-oriented investment criteria.

October 17, 2005
The fund invests in a “master portfolio” that has the same investment objective and policies as the
fund.This is known as a master/feeder arrangement.The investment adviser to the master portfolio is The Boston Company Asset Management, LLC, an affiliate of Dreyfus. References to the “fund” in this report generally mean the fund and the master portfolio in which it invests.
[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charges in the case of Class A and Class T shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and
Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until September 30, 2006. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

The Fund

5

FUND PERFORMANCE
† Source: Lipper Inc.
Past performance is not predictive of future performance.
The above graph compares a $10,000 investment made in Class A, Class B, Class C, Class R and Class T shares of
Dreyfus Premier Small Cap Equity Fund on 2/1/00 (inception date) to a $10,000 investment made in the Russell
2000 Value Index (the “Index”) on that date. Performance for each share class will vary from the performance of the fund’s other share classes due to differences in charges and expenses.All dividends and capital gain distributions are reinvested.
The fund invests its assets in a “master portfolio” that has the same investment objective and policies as the fund.This is known as a master/feeder arrangement.The fund did not have its own performance as of 1/31/03.The performance information above represents the performance of the master portfolio (which reflects the performance of its predecessor fund)
and the expenses of the master portfolio’s predecessor fund through January 31, 2003, and the fund’s performance
thereafter.The master portfolio’s predecessor fund contributed all of its assets to the master portfolio before the fund commenced investment operations on 2/3/03. 2/1/00 represents the inception date of the master portfolio’s predecessor fund. Performance figures for the master portfolio’s predecessor fund have not been adjusted to reflect the fund’s operating expenses; if these expenses had been reflected, such performance would have been lower.
The fund’s performance shown in the line graph takes into account the maximum initial sales charges on Class A and
Class T shares, the maximum contingent deferred sales charges on Class B shares and all other applicable fees and expenses on all classes.The Index is an unmanaged index which measures the performance of those Russell 2000 companies with lower price to book ratios and lower forecasted growth values.The Index does not take into account charges, fees and other expenses which can contribute to the Index potentially outperforming or underperforming the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the
Financial Highlights section of the prospectus and elsewhere in this report.

6

Average Annual Total Returns as of 9/30/05

	Inception			From
	Date	1 Year	5 Years	Inception

Class A shares
with maximum sales charge (5.75%)	2/1/00	12.74%	15.44%	18.42%
without sales charge	2/1/00	19.60%	16.81%	19.65%
Class B shares
with applicable redemption charge †	2/1/00	14.74%	16.11%	19.14%
without redemption	2/1/00	18.74%	16.33%	19.22%
Class C shares
with applicable redemption charge ††	2/1/00	17.64%	16.32%	19.21%
without redemption	2/1/00	18.64%	16.32%	19.21%
Class R shares	2/1/00	19.86%	16.96%	19.79%
Class T shares
with applicable sales charge (4.5%)	2/1/00	13.87%	15.55%	18.52%
without sales charge	2/1/00	19.22%	16.62%	19.49%

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
†	The maximum contingent deferred sales charge for Class B shares is 4%. After six years Class B shares convert to
Class A shares.
††	The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

The Fund

7

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Small Cap Equity Fund from April 1, 2005 to September 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended September 30, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 7.12	$ 11.05	$ 11.05	$ 5.80	$ 8.43
Ending value (after expenses)	$1,103.70	$1,099.40	$1,099.40	$1,104.70	$1,102.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended September 30, 2005

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 6.83	$ 10.61	$ 10.61	$ 5.57	$ 8.09
Ending value (after expenses)	$1,018.30	$1,014.54	$1,014.54	$1,019.55	$1,017.05

†	Expenses are equal to the fund’s annualized expense ratio of 1.35% for Class A, 2.10% for Class B, 2.10% for
Class C, 1.10% for Class R and 1.60% for Class T multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

8

Dreyfus Premier Stock Funds
D rey f u s P re m i e r S m a l l C a p E q u i ty	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005

		Value

Assets ($):
Investment in The Boston Company Small Cap Value
Portfolio (“Portfolio”), at value (Note 1A)		30,784,005
Receivable for Fund shares sold		92,582
Prepaid expenses		43,111
		30,919,698

Liabilities ($):
Payable to administrator (Note 2)		44,424
Payable for Fund shares redeemed		17,874
Accrued transfer agent fees		1,995
Accrued professional fees		19,900
Accrued administration fees		2,125
Accrued distribution fees		3,632
Accrued shareholder service fees		6,000
Other accrued expenses and liabilities		4,647
		100,597

Net Assets ($)		30,819,101

Composition of Net Assets ($):
Paid-in capital		29,392,880
Undistributed net investment income		104
Accumulated net realized gain		770,505
Net unrealized appreciation		655,612

Net Assets ($)		30,819,101

Net Assets Attributable to ($):
Class A		12,567,738
Class B		1,753,896
Class C		3,658,625
Class R		12,575,018
Class T		263,824

The Fund

9

Dreyfus Premier Stock Funds
D rey f u s P re m i e r S m a l l	C a p	E q u i ty	Fu n d

STATEMENT OF ASSETS AND LIABILITIES
September 30, 2005 (continued)

				Value

Shares of beneficial shares outstanding:
Class A				450,658
Class B				64,197
Class C				133,938
Class R				447,963
Class T				9,533

Net Asset Value, Per Share ($):
(Net Assets/Shares outstanding)
Class A				27.89
Class B				27.32
Class C				27.32
Class R				28.07
Class T				27.67

The accompanying notes are an integral part of the financial statements

10

Dreyfus Premier Stock Funds
D rey f u s P re m i e r S m a l l C a p E q u i ty	Fu n d

STATEMENT OF OPERATIONS
Year Ended September 30, 2005

		Value

Investment Income (Note 1B) ($):
Dividend income allocated from Portfolio
(net of foreign withholding taxes of $73)		132,007
Interest and securities lending income allocated from Portfolio		32,736
Expenses allocated from Portfolio		(135,673)
Net investment income allocated from Portfolio		29,070
Expenses:
Professional fees		45,244
Registration fees		55,593
Trustees’ fees and expenses		1,401
Distribution fees (Note 2b)		26,633
Shareholder servicing costs (Note 2c)		30,309
Administration fees (Note 2c)		14,583
Transfer agent fees (Note 2c)		14,983
Prospectus and shareholders’ reports		26,334
Miscellaneous		9,676
Total Expenses		224,756
Less—reimbursement of Fund operating expenses (Note 2a)		(142,488)
Net Expenses		82,268
Investment (Loss)—Net		(53,198)

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) allocated from Portfolio on:
Investment security transactions		1,761,592
Change in net unrealized appreciation (depreciation)
on investments allocated from Portfolio		439,551
Net Realized and Unrealized Gain (Loss) on Investments		2,201,143
Net Increase in Net Assets from Operations		2,147,945

The accompanying notes are an integral part of the financial statements

The Fund

11

Dreyfus Premier Stock Funds
D rey f u s P re m i e r S m a l l C a p E q u i ty Fu n d

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 30,

	2005	2004

Operations ($):
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	(53,198)	(9,798)
Net realized gain (loss)	1,761,592	124,578
Change in net unrealized appreciation (depreciation)	439,551	217,991
Net Increase (Decrease) in Net
Assets from Operations	2,147,945	332,771

Dividend to Shareholders from ($):
From net realized gains on investments:
Class A	(223)	(4,529)
Class B	(53)	(2,181)
Class C	(69)	(1,217)
Class R	(1)	(306)
Class T	(6)	(197)
Total Dividends	(352)	(8,430)

Fund Share (Principal) Transactions (Note 4) ($):
Net proceeds from sale of shares:
Class A	8,882,901	4,368,602
Class B	1,137,637	813,971
Class C	3,172,208	639,005
Class R	12,862,472	8,892
Class T	228,128	50,303

12

	Year Ended September 30,

	2005	2004

Fund Share (Principal)
Transactions (Note 4) ($) (continued):
Dividends reinvested:
Class A	223	4,312
Class B	17	1,710
Class C	55	630
Class R	1	306
Class T	6	197
Cost of shares redeemed:
Class A	(1,417,297)	(1,108,462)
Class B	(457,542)	(66,745)
Class C	(490,238)	(34,439)
Class R	(442,030)	(5,390)
Class T	(59,668)	—
Net Increase (Decrease) in Net Assets
from Capital Transactions	23,416,873	4,672,892
Total Increase (Decrease) in Net Assets	25,564,466	4,997,233

Net Assets ($):
Beginning of period	5,254,635	257,402
End of period	30,819,101	5,254,635
Undistributed net investment income	104	—

The accompanying notes are an integral part of the financial statements

The Fund

13

Dreyfus Premier Stock Funds
D rey f u s P re m i e r	S m a l l	C a p	E q u i ty	Fu n d
FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during the period, assuming you had reinvested all dividends and distributions.

	Year Ended September 30,

Class A Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	23.32	18.48	14.00
Investment Operations:
Net Investment income (loss) † b	(.07)	(.08)	(.05)
Net realized and unrealized gain on investments	4.64	5.38	4.53
Total from investment operations	4.57	5.30	4.48
Distributions:
Dividends from net realized gains on investments	(.00)[c]	(.46)	—
Net asset value, end of period	27.89	23.32	18.48

Total Return (%)	19.60[d]	29.07[d]	32.00[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.35	1.34	.89[e]
Net investment income (loss)
(to average daily net assets) †	(.26)	(.37)	(.29)[e]

Net Assets, end of period ($ X 1,000)	12,568	3,636	146

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.33)	(1.13)	(21.53)
Ratios (to average daily net assets) (%):
Expenses	2.30[e]	6.56	121.07[e]
Net investment income (loss)	(1.21)[e]	(5.59)	(120.47)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

14

	Year Ended September 30,

Class B Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	23.01	18.39	14.00
Investment Operations:
Net Investment income (loss) † b	(.27)	(.22)	(.13)
Net realized and unrealized gain on investments	4.58	5.30	4.52
Total from investment operations	4.31	5.08	4.39
Distributions:
Dividends from net realized gains on investments	(.00)[c]	(.46)	—
Net asset value, end of period	27.32	23.01	18.39

Total Return (%)	18.74[d]	27.99[d]	31.36[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.10[e]	2.09	1.39[e]
Net investment income (loss)
(to average daily net assets) †	(1.03)[e]	(1.12)	(.79)[e]

Net Assets, end of period ($ X 1,000)	1,754	851	48

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.56)	(1.27)	(20.36)
Ratios (to average daily net assets) (%):
Expenses	3.22[e]	7.31	121.56[e]
Net investment income (loss)	(2.15)[e]	(6.34)	(120.96)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)
	Year Ended September 30,

Class C Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	23.02	18.39	14.00
Investment Operations:
Net Investment income (loss)† b	(.28)	(.22)	(.13)
Net realized and unrealized gain on investments	4.58	5.31	4.52
Total from investment operations	4.30	5.09	4.39
Distributions:
Dividends from net realized gains on investments	(.00)[c]	(.46)	—
Net asset value, end of period	27.32	23.02	18.39

Total Return (%)	18.68[d]	28.05[d]	31.36[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	2.10[e]	2.09	1.38[e]
Net investment income (loss)
(to average daily net assets) †	(1.03)[e]	(1.12)	(.79)[e]

Net Assets, end of period ($ X 1,000)	3,659	690	48

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.56)	(1.27)	(20.89)
Ratios (to average daily net assets) (%):
Expenses	3.15[e]	7.31	121.56[e]
Net investment income (loss)	(2.08)[e]	(6.34)	(120.97)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

16

	Year Ended September 30,

Class R Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	23.42	18.52	14.00
Investment Operations:
Net Investment income (loss) † b	.07	(.03)	(.02)
Net realized and unrealized gain on investments	4.58	5.39	4.54
Total from investment operations	4.65	5.36	4.52
Distributions:
Dividends from net realized gains on investments	(.00)[c]	(.46)	—
Net asset value, end of period	28.07	23.42	18.52

Total Return (%)	19.86[d]	29.33[d]	32.22[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.10[e]	1.09	.73[e]
Net investment income (loss)
(to average daily net assets) †	.24[e]	(.12)	(.13)[e]

Net Assets, end of period ($ X 1,000)	12,575	14	8

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.20)	(1.12)	(19.34)
Ratios (to average daily net assets) (%):
Expenses	1.97[e]	6.31	120.90[e]
Net investment income (loss)	(.63)[e]	(5.34)	(120.30)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS (continued)
	Year Ended September 30,

Class T Shares	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	23.21	18.45	14.00
Investment Operations:
Net Investment income (loss) † b	(.14)	(.13)	(.07)
Net realized and unrealized gain on investments	4.60	5.35	4.52
Total from investment operations	4.46	5.22	4.45
Distributions:
Dividends from net realized gains on investments	(.00)[c]	(.46)	—
Net asset value, end of period	27.67	23.21	18.45

Total Return (%)	19.22[d]	28.67[d]	31.79[d,e]

Ratio/Supplemental Data (%):
Expenses (to average daily net assets) †	1.60[e]	1.59	1.06[e]
Net investment income (loss)
(to average daily net assets) †	(.53)[e]	(.62)	(.46)[e]

Net Assets, end of period ($ X 1,000)	264	64	8

† The expense ratio includes those expenses allocated from the portfolio in which the fund is invested. For the period indicated, the administrator agreed to reimburse the Fund for all or a portion of its operating expense. If this action had not been taken, the investment income (loss) per share and ratios would have been:

Net investment income (loss) per share ($) [b]	(.39)	(1.18)	(19.36)
Ratios (to average daily net assets) (%):
Expenses	2.86[e]	6.81	121.24[e]
Net investment income (loss)	(1.44)[e]	(5.84)	(120.64)[e]
[a] From February 1, 2003 (commencement of operations) to September 30, 2003.
[b] Calculated based on average shares outstanding.
[c] Amount represents less than $.01 per share.
[d] Total return would have been lower in the absence of expense waivers and was calculated exclusive of sales charge.
[e] Not annualized.
The accompanying notes are an integral part of the financial statements.

18

Dreyfus Premier Stock Funds
D rey f u s	P re m i e r S m a l l C a p	E q u i ty	Fu n d
N O T E S T O	F I N A N C I A L S TAT E M E N T S

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Small Cap Equity Fund (the “Fund”) is a separate diversified portfolio of Dreyfus Premier Stock Funds (the “Company”) which is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company and operates as a series company currently offering one series. The Fund’s investment objective seeks to provide investors with long-term capital growth.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the Fund’s administrator. Dreyfus is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

The Fund is a “feeder fund” that invests all of its investable assets in a “master” portfolio known as The Boston Company Small Cap Value Portfolio (the “Portfolio”), a series of the Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”), which is organized as a New York trust and which has the same investment objective as the Fund. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies. The Boston Company Asset Management LLC (“TBCAM”), a wholly-owned subsidiary of Mellon Financial Corporation and an affiliate of Dreyfus, is the investment adviser to the Portfolio. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 14% at September 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio.The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the Fund’s shares. The Fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A, Class B, Class C, Class R and Class T. Class A and Class T shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B

The Fund

19

NOTES TO FINANCIAL STATEMENTS (continued)

share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences among the classes include the services offered to, and the expenses borne by, each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates and affect the reported amounts and disclosures in the financial statements.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Investment security valuations: The Fund records its investment in the Portfolio at value.The Portfolio records its securities at value as discussed in Note 1A of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

(b) Securities transactions and investment income: Securities transactions are recorded as of the trade date. Currently, the Fund’s net investment income consists of the Fund’s pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with U.S. generally accepted accounting principles.All realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio.

20

(c) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from net investment income and from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain. In determining the amounts of its dividends, the Fund will take into account its share of the income, gains or losses, expenses, and any other tax items of the Portfolio.

(d) Allocation of operating activity: The majority of expenses of the Portfolio Trust are directly identifiable to an individual portfolio comprising the Portfolio Trust. Expenses which are not readily identifiable to a specific portfolio are allocated, taking into consideration, among other things, the nature and type of expense and the relative size of the portfolios.

Investment income, common expenses and realized and unrealized gains and losses are allocated among the share classes of the Fund based on the relative net assets of each class. Distribution fees, shareholder servicing fees, transfer agent fees and custody fees, which are directly attributable to a class of the Fund’s shares, are charged to that class’ operations.

(e) Federal income taxes: The Fund intends to continue to qualify as a “regulated investment company”, if such qualification is in the best interest of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed capital gains	$684,439
Undistributed ordinary income	$ 97,466

See corresponding master portfolio for tax basis unrealized appreciation/(depreciation) information.

The Fund

21

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended September 30, 2005 and September 30, 2004 were as follows: ordinary income $0 and $6,964 and capital gains $352 and $1,466.

NOTE 2 —Investment Advisory Fee and Other Transactions With Affiliates:

(a)The Fund does not directly pay any investment advisory fees,but indirectly bears its pro rata share of the compensation paid by the Portfolio to TBCAM for such services. See Note 2 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the Portfolio, until September 30, 2006, so that fund expenses (excluding Rule 12b-1 distribution plan fees, shareholder services plan fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.10% of average net assets. Pursuant to this expense limitation, for the period ended September 30, 2005, Dreyfus reimbursed the Fund in the amount of $142,488 for its operating expenses.

(b) Under a Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the 1940 Act, the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares and .25% of the value of the average daily net assets of Class T shares. During the period ended September 30, 2005, Class B, Class C and Class T shares were charged $10,260, $15,929 and $444, respectively, pursuant to the Plan.

During the period ended September 30, 2005, the Distributor retained $9,032 and $61 from commissions earned on sales of Class A and Class T shares, respectively, and $4,716 and $870 from contingent deferred sales charges on redemptions of the Fund’s Class B and Class C shares, respectively.

(c) Under the Shareholder Services Plan, the Fund pays the Distributor as to Class A, Class B, Class C and Class T shares, at an annual rate of

22

.25% of the value of the average daily net assets of the shares for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 2005, Class A, Class B,Class C and Class T shares were charged $21,048,$3,508,$5,309 and $444, respectively, pursuant to the Shareholder Services Plan.

The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 2005, the Fund was charged $14,983 pursuant to the transfer agency agreement.

The Fund compensates Mellon Bank, N.A., an affiliate of Dreyfus, under an agreement for providing personnel and facilities to perform Fund accounting and administration services for the Fund at an annual rate of .10% of the value of the Fund’s average daily net assets.During the period ended September 30, 2005, the Fund was charged $14,583 pursuant to the administration service fee agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Investment Transactions:

Increases and decreases in the Fund’s investment in the Portfolio for the period ended September 30, 2005 aggregated $26,225,250 and $2,841,749, respectively.

The Fund

23

At September 30, 2005, two shareholders of record held approximately 68% of the total outstanding shares of the Class A shares of the Fund. Two shareholders of record held approximately 30% of the total outstanding shares of Class B shares of the Fund. Two shareholders of record held approximately 91% of the total outstanding shares of Class R shares of the Fund. Four shareholders of record held approximately 63% of the total outstanding shares of Class T shares of the Fund.

The Fund

25

Dreyfus Premier Stock Funds
D rey f u s P re m i e r	S m a l l	C a p	E q u i ty	Fu n d

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of the Dreyfus Premier Stock Funds and the Shareholders of the Dreyfus Premier Small Cap Equity Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dreyfus Premier Small Cap Equity Fund (the “Fund”) at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and the period from February 1, 2003 to September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstate-ment.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 18, 2005

26

Dreyfus Premier Stock Funds
D rey f u s P re m i e r S m a l l C a p	E q u i ty	Fu n d
BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62)
Chairman of the Board (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:

  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board
  Sunair Electronics, Inc., engages in the design, manufacture and sale of high frequencysystems for long-range voice and data communications, as well as providing certain outdoor-related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 186

  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director

No. of Portfolios for which Board Member Serves: 84

  Executive-in-Residence at the Columbia Business School, Columbia University
  Principal of Lear,Yavitz and Associates, a management consulting firm (1996 to 2001)
Other Board Memberships and Affiliations:
  Avnet Inc., an electronics distributor, Director
  International Advisory Board to the MBA Program School of Management, Ben Gurion University, Chairman
  Explore Charter School, Brooklyn, NY, Chairman
No. of Portfolios for which Board Member Serves: 36

The Fund

27
———————
David W. Burke (69)
Board Member (2003)
Principal Occupation During Past 5 Years:
• Corporate Director and Trustee
Other Board Memberships and Affiliations:

———————
William Hodding Carter III (70)
Board Member (2003)
Principal Occupation During Past 5 Years:
• President and Chief Executive Officer of the John S. and James L. Knight Foundation (1998-present)
Other Board Memberships and Affiliations:

  Independent Sector, Director
  The Century Foundation, Director
  The Enterprise Corporation of the Delta, Director
  Foundation of the Mid-South, Director

No. of Portfolios for which Board Member Serves: 11

———————
Ehud Houminer (65)
Board Member (2003)
Principal Occupation During Past 5 Years:

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Richard C. Leone (65) Board Member (2003)
Principal Occupation During Past 5 Years:
  President of The Century Foundation (formerly,The Twentieth Century Fund, Inc.), a tax exempt research foundation engaged in the study of economic, foreign policy and domestic issues

No. of Portfolios for which Board Member Serves: 11

———————
Hans C. Mautner (67)
Board Member (2003)

Principal Occupation During Past 5 Years:
  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-present)
  Director and Vice Chairman of Simon Property Group (1998-2003)
  Chairman and Chief Executive Officer of Simon Global Limited (1999-present)
Other Board Memberships and Affiliations:
  Capital and Regional PLC, a British co-investing real estate asset manager, Director
  Member - Board of Managers of: Mezzacappa Long/Short Fund LLC
  Mezzacappa Multi-Strategy Fund LLC Mezzacappa Multi-Strategy Plus Fund LLC

No. of Portfolios for which Board Member Serves: 11

———————
Robin A. Melvin (42)
Board Member (2003)

Principal Occupation During Past 5 Years:
  Senior Vice President of Mentor/National Mentoring Partnership, a national non-profit organiza- tion that is leading the movement to connect America’s young people with caring adult mentors

No. of Portfolios for which Board Member Serves: 11

———————
John E. Zuccotti (68)
Board Member (2003)

Principal Occupation During Past 5 Years:
• Chairman of Brookfield Financial Properties, Inc.

No. of Portfolios for which Board Member Serves: 11

———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

28

Dreyfus Premier Stock Funds

D rey f u s P re m i e r S m a l l C a p E q u i ty Fu n d

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

The Fund

29

OFFICERS OF THE FUND (Unaudited) (continued)

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since April 1985.

GREGORY S. GRUBER, Assistant
Treasurer since August 2005.

Senior Accounting Manager – Municipal Bond Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since August 1981.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992

ROBERT ROBOL, Assistant Treasurer
since August 2005.

enior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since February 2003.

Senior Accounting Manager - Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

KENNETH J. SANDGREN, Assistant
Treasurer since November 2001.

Mutual Funds Tax Director of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since June 1993.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
October 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

30

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

PORTFOLIO INFORMATION as of September 30, 2005 (Unaudited)
		Percentage of
Top Ten Holdings †	Sector	Investments

The Brink’s Co.	Industrial	2.0
FMC Technologies, Inc.	Energy	1.9
Laidlaw International, Inc.	Industrial	1.7
Ralcorp Holdings, Inc.	Consumer Staples	1.5
RTI International Metals, Inc.	Basic Materials	1.5
Raymond James Financial, Inc.	Financial	1.4
Shaw Group Inc.	Industrial	1.4
Esterline Technologies Corp.	Industrial	1.4
Amedisys, Inc.	Health Care	1.4
Aspen Insurance Holdings Ltd.	Financial	1.3
		15.5

† Excluding short-term securities and investment of cash collateral.

	Percentage of
Economic Sector Allocation	Net Assets

Basic Materials	3.3
Consumer Discretionary	12.8
Consumer Staples	4.3
Energy	7.0
Financial	18.1
Health Care	7.9
Industrial	22.2
Information Technology	16.5
Utilities	3.1
Short-term and Net Other Assets	4.8
	100.0

The Boston Company Small Cap Value Fund invests all of its investable assets in an interest of the Boston Company
Small Cap Value Portfolio (See Note 1 of the Fund’s Notes to Financial Statements).The Portfolio is actively managed.
Current holdings maybe different than those presented above.

The Fund

31

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

SCHEDULE OF INVESTMENTS September 30, 2005
			Value ($)
Security	Shares		(Note 1A)

UNAFFILIATED INVESTMENTS—101.6%
EQUITIES—95.2%
Basic Materials—3.3%
Compass Minerals International, Inc.	45,700		1,051,100
FMC Corp.	31,500	[b]	1,802,430
Lesco, Inc.	31,200	[b]	494,520
NN, Inc.	61,800		740,982
RTI International Metals, Inc.	78,200	[b]	3,077,170
			7,166,202
Consumer Discretionary—12.8%
Aztar Corp.	65,700	[b]	2,024,217
Big 5 Sporting Goods Corp.	69,200		1,651,112
Charming Shoppes, Inc.	144,100	[b]	1,537,547
Gemstar-TV Guide International, Inc.	403,300	[b]	1,193,768
Gray Television, Inc.	88,800		940,392
Jos A Bank Clothiers, Inc.	41,100	[a,b]	1,776,342
Keystone Automotive Industries, Inc.	27,400	[b]	789,394
Steven Madden Ltd.	33,600	[b]	770,112
Matthews International Corp., Class A	23,900		903,181
Pacific Sunware of California	45,700	[b]	979,808
Regis Corp.	44,800		1,694,336
Stanley Furniture Co., Inc.	28,100		735,939
Superior Industries International, Inc.	41,300	[a]	888,776
The Reader’s Digest Association	96,200		1,536,314
Too, Inc.	60,600	[b]	1,662,258
Toro Co.	32,500		1,194,700
Tuesday Morning Corp.	31,500		814,905
Tupperware Corp.	71,600		1,631,048
Wabtec Corp.	40,500	[a]	1,104,840
Winnebago Industries, Inc.	36,500		1,057,405
The Yankee Candle Co.	74,000		1,813,000
Zale Corp.	53,800	[b]	1,462,284
			28,161,678

32

			Value ($)
Security	Shares		(Note 1A)

Consumer Staples—4.3%
Del Monte Foods Company	163,900	[b]	1,758,647
J & J Snack Food Corp.	12,300		710,940
Lance, Inc.	44,800		782,208
Performance Food Group Co.	68,600	[a,b]	2,165,016
Ralcorp Holdings, Inc.	77,000		3,227,840
The Boston Beer Co., Inc.	34,500	[b]	862,500
			9,507,151
Energy—7.0%
Dril-Quip, Inc.	22,000	[b]	1,056,000
FMC Technologies, Inc.	95,100	[b]	4,004,661
Oil States International, Inc.	69,800	[b]	2,534,438
Tetra Technologies	85,300	[b]	2,663,066
Unit Corp.	30,900	[b]	1,708,152
Universal Compression Holdings, Inc.	38,600	[b]	1,535,122
Veritas DGC, Inc.	54,500	[b]	1,995,790
			15,497,229
Financial—18.1%
Alabama National Bancorp/Del	15,700		1,003,858
Alexandria Real Estate Equities, Inc.	19,600		1,620,724
Aspen Insurance Holdings Ltd.	93,600		2,765,880
Assured Guaranty Ltd.	80,200		1,919,186
BankAtlantic Bancorp, Inc.	56,800		965,032
Capital Automotive REIT	48,600		1,881,306
Capital Trust, Inc., Class A REIT	40,000		1,286,400
Crescent Real Estate Equities Co. REIT	77,100		1,581,321
Financial Federal Corp.	40,600		1,615,880
First Potomac Realty Trust REIT	32,200		827,540
First Republic Bank	41,100		1,447,953
Horace Mann Educators Corp.	44,700		884,166
Innkeepers USA Trust REIT	100,100		1,546,545
Jones Lang Lasalle	40,800		1,879,248
Knight Capital Group, Inc.	310,700	[a,b]	2,581,917

The Fund

33

STATEMENT OF INVESTMENTS (continued)
			Value ($)
Security	Shares		(Note 1A)

Financial (continued)
Lasalle Hotel Properties	38,400		1,322,880
Metris Cos, Inc.	91,400	[b]	1,337,182
Mission West Properties REIT	85,300		856,412
Phoenix Companies, Inc.	94,800	[a]	1,156,560
Piper Jaffray Companies, Inc.	34,500	[b]	1,030,170
Provident Bankshares Corp.	31,300		1,088,614
Provident New York Bancorp, Inc.	60,600		707,202
Raymond James Financial, Inc.	91,000		2,922,920
Redwood Trust, Inc. REIT	15,000	[a]	729,150
Santander BanCorp.	24,900		613,287
Sterling Bancshares, Inc.	64,100		942,911
Sterling Financial Corp.	34,500		777,975
Strategic Hotel Capital, Inc. REIT	45,000		821,700
Scottish Annuity & Life Holding	65,200		1,554,368
			39,668,287
Health Care—7.9%
Amedisys, Inc.	74,300	[a,b]	2,897,700
Andrx Corp.	80,400	[b]	1,240,572
Apria Healthcare Group, Inc.	22,900	[b]	730,739
Hooper Holmes, Inc.	182,900		718,797
Ista Pharmaceuticals, Inc.	155,200	[b]	1,030,528
Kindred Healthcare, Inc.	46,300	[b]	1,379,740
Magellan Health Services, Inc.	28,700	[b]	1,008,805
Medicines Co.	51,500	[b]	1,185,015
Omnicell, Inc.	82,500	[a,b]	802,725
Option Care, Inc.	126,100	[a]	1,846,104
Pediatrix Medical Group, Inc.	23,500	[b]	1,805,270
Res-Care, Inc.	110,100	[b]	1,694,439
Sierra Health Services	16,000	[b]	1,101,920
			17,442,354
Industrial—22.2%
AGCO Corp.	108,900	[b]	1,981,980
Bowne & Co., Inc.	123,900		1,770,531
Briggs & Stratton Corp.	28,900		999,651

34

			Value ($)
Security	Shares		(Note 1A)

Industrial (continued)
Casella Waste Systems, Inc.	83,400	[b]	1,095,042
Central Parking Corp.	67,100		1,003,145
CIRCOR International, Inc.	43,400		1,191,330
Comfort Systems USA, Inc.	84,800	[b]	747,088
Consolidated Graphics, Inc.	19,400	[b]	835,170
Courier Corp.	22,400		837,760
Duratek, Inc.	66,400	[b]	1,213,792
Esterline Technologies Corp.	76,800	[b]	2,909,952
GSI Group, Inc.	157,400	[b]	1,644,830
Global Cash Access, Inc.	9,340	[a,b]	131,694
Granite Construction, Inc.	67,900		2,596,496
Herley Industries, Inc.	86,900	[b]	1,618,947
Insituform Technologies, Inc.	59,200	[b]	1,023,568
Labor Ready	73,200	[b]	1,877,580
Laidlaw International, Inc.	146,200		3,533,654
LECG Corp.	61,900	[b]	1,423,700
MSC Industrial Direct Co., Inc.	32,800	[a]	1,087,976
McGrath Rentcorp	56,300		1,594,979
Pinnacle Airlines Corp.	107,800	[a,b]	700,700
Reliance Steel & Aluminum	36,100		1,910,773
SI International, Inc.	30,200	[b]	935,294
Shaw Group, Inc.	118,100	[b]	2,912,346
Source Interlink Cos., Inc.	131,800	[b]	1,457,708
Tennant Co.	26,900		1,102,362
The Brink’s Co.	101,800		4,179,908
United Rentals, Inc.	106,100	[a,b]	2,091,231
Waste Connections	71,400	[a,b]	2,504,712
			48,913,899
Information Technology—16.5%
Adaptec, Inc.	194,600	[b]	745,318
Avid Technology	36,700	[b]	1,519,380
CSG Systems International , Inc.	80,100	[b]	1,738,971
Cabot Microelectronics	32,300	[a,b]	948,974
Carrier Access Corp.	150,000	[b]	828,000

The Fund

35

STATEMENT OF INVESTMENTS (continued)
		Value ($)
Security	Shares	(Note 1A)

Information Technology (continued)
CyberOptics Corp.	46,900 [b]	653,317
Digi International, Inc.	110,400 [b]	1,184,592
EPIQ Systems, Inc.	53,900 [b]	1,176,098
Electronics for Imaging, Inc.	92,300 [b]	2,117,362
Epicor Software Corp.	99,500 [b]	1,293,500
FEI Co.	98,400 [b]	1,894,200
Foundry Networks, Inc.	102,500 [b]	1,301,750
Integrated Device Technology, Inc.	150,800 [b]	1,619,592
MKS Instruments, Inc.	48,800 [b]	840,824
McData Corp.	208,000 [a,b]	1,089,920
Motive, Inc.	87,300 [b]	553,482
NIC, Inc.	205,700 [b]	1,347,335
Newport Corp.	89,800 [b]	1,250,914
Perot Systems Corp., Class A	139,300 [b]	1,971,095
Phase Forward, Inc.	161,500 [b]	1,765,195
Photon Dynamics, Inc.	41,300 [b]	790,895
PLATO Learning, Inc.	125,400 [b]	954,294
Progress Software Corp.	72,000 [b]	2,287,440
RSA Security, Inc.	88,200 [b]	1,121,022
Rudolph Technologies, Inc.	43,800 [b]	589,986
SafeNet, Inc.	42,900 [b]	1,557,699
Sybase, Inc.	70,800 [b]	1,658,136
Symmetricom, Inc.	184,900 [b]	1,431,126
		36,230,417
Utilities—3.1%
Cleco Corp.	88,600	2,089,188
PNM Resources, Inc.	93,200	2,672,044
UGI Corp.	71,700	2,018,355
		6,779,587
TOTAL EQUITIES (Cost $189,574,571)		209,366,804

36

				Par	Value ($)
Short-Term Investments—0.2%		Rate (%)	Maturity	Value ($)	(Note 1A)

U.S. Government—0.2%
U.S. Treasury Bill (Cost $427,026)		3.32	12/15/2005	430,000 [c,d]	427,177

INVESTMENT OF
CASH COLLATERAL—6.2%				Shares

BlackRock Cash Strategies L.L.C.
(Cost $13,704,689)		3.93		13,704,689	13,704,689
TOTAL UNAFFILIATED INVESTMENTS
(Cost $203,706,286)				223,498,670

AFFILIATED INVESTMENTS—6.6%

Dreyfus Institutional Preferred Plus Money
Market Fund (Cost $14,670,520)		3.73		14,670,520 [e]	14,670,520

TOTAL INVESTMENTS—108.2% (Cost $218,376,806)				238,169,190
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.2%)				(18,133,993)
NET ASSETS—100%				220,035,197

Notes to Schedule of Investments:
REIT—Real Estate Investment Trust
[a] Security, or a portion of thereof, was on loan at 9/30/05.
[b] Non-income producing security
[c] Rate noted is yield to maturity.
[d] Denotes all or part of security segregated as collateral.
[e] Affiliated institutional money market fund.

		Expiration		Underlying Face	Unrealized
Contract	Position		Date Amount at Value ($)		Gain ($)

Russell 2000 Index (21 Contracts)	Long	12/15/2005		7,028,125	28,831

The Fund

37

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

STATEMENT OF ASSETS AND LIABILITIES September 30, 2005

Value

Assets ($):
Investments in securities (Note 1A) (including
securities on loan, valued at $13,108,246 (Note 6)):
Unaffiliated issuers, at value (cost $203,706,286)	223,498,670
Affiliated issuers, at value (Note 1E) (cost $14,670,520)	14,670,520
Receivable for investments sold	417,275
Interest and dividends receivable	194,125
Receivable for variation margin on open futures contracts (Note 5)	50,400
Prepaid expenses	8,657
Total assets	238,839,647

Liabilities ($):
Payable for investments purchased	5,061,694
Collateral for securities on loan (Note 6)	13,704,689
Accrued accounting, administration and custody fees (Note 2)	11,688
Accrued professional fees	20,944
Accrued trustees’ fees and expenses (Note 2)	4,913
Other accrued expenses and liabilities	522
Total liabilities	18,804,450

Net Assets (applicable to investors’ beneficial interest) ($)	220,035,197

The accompanying notes are an integral part of the financial statements.

38

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

STATEMENT OF OPERATIONS For the Year Ended September 30, 2005
Investment Income (Note 1B) ($):
Dividend income (net of foreign withholding taxes of $1,366)	1,054,864
Interest income (Note 1E):
Unaffiliated issuers	8,538
Affiliated issuers	245,221
Security lending income (Note 6)	30,694
Total investment income	1,339,317
Expenses
Investment advisory fee (Note 2)	949,016
Accounting, administration and custody fees (Note 2)	108,304
Professional fees	32,949
Trustees’ fees and expenses (Note 2)	15,437
Insurance expense	4,900
Miscellaneous	2,540
Total expenses	1,113,146
Net investment income	226,171

Realized and Unrealized Gain (Loss) ($):
Net realized gain (loss) on:
Investment securities	12,658,813
Futures contracts	1,586,090
Net realized gain (loss)	14,244,903
Change in unrealized appreciation (depreciation) on:
Investment securities	8,926,285
Futures contracts	28,831
Change in net unrealized appreciation (depreciation)	8,955,116
Net realized and unrealized gain (loss)	23,200,019
Net Increase in Net Assets from Operations	23,426,190

The accompanying notes are an integral part of the financial statements.

The Fund

39

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

STATEMENT OF CHANGES IN NET ASSETS
	For the Year Ended September 30,

	2005	2004

Increase (Decrease) in Net Assets ($):
From Operations
Net investment income (loss)	226,171	(52,543)
Net realized gain (loss)	14,244,903	10,097,630
Change in net unrealized
appreciation (depreciation)	8,955,116	3,979,928
Net increase (decrease) in net
assets from operations	23,426,190	14,025,015

Capital Transactions ($):
Contributions	158,240,730	21,855,319
Withdrawals	(27,943,665)	(14,941,264)
Net increase (decrease) in net assets
from capital transactions	130,297,065	6,914,055
Total Increase (Decrease) in Net Assets	153,723,255	20,939,070

Net Assets ($):
At beginning of period	66,311,942	45,372,872
At end of period	220,035,197	$ 66,311,942

The accompanying notes are an integral part of the financial statements.

40

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

FINANCIAL HIGHLIGHTS
			For the Period
			January 28, 2003
			(commencement
	Year Ended September 30,		of operations) to

	2005	2004	September 30, 2003

Total Return (%) [a]	21.45	30.07	29.85[b]
Ratios/Supplemental Data (%):
Expenses (to average daily net assets) †	0.94	1.03	1.10[c]
Net Investment Income (Loss)
(to average daily net assets) †	0.19	(0.10)	(0.07)[c]
Portfolio Turnover	70	123	102[b]

Net Assets, End of Year (000’s omitted) ($)	220,035	66,312	45,373

† For the periods indicated, the investment adviser voluntarily agreed not to impose all or a portion of its investment advisory fee and/ or reimbursed the Portfolio for a portion of its operating expenses. If this voluntary action had not been taken, the ratios would have been:
Ratios (to average daily net assets) (%):

Expenses	N/A	N/A	1.10[c]
Net investment income (loss)	N/A	N/A	(0.07)[c]
[a] Total return for the Portfolio has been calculated based on the total return for the invested Fund, assuming all distributions were reinvested, and adjusted for the difference in expenses as set out in the notes to the financial
statements.Total return would have been lower in the absence of expense waivers.
[b] Not annualized.
[c] Computed on an annualized basis.

The Fund

41

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Mellon Institutional Funds Master Portfolio (the “Portfolio Trust”) was organized as a master trust fund under the laws of the State of New York on January 18, 1996 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company.The Boston Company Small Cap Value Portfolio (the “Portfolio”), a separate diversified investment series of the Portfolio Trust, commenced operations on January 28, 2003.

The objective of the Portfolio is to achieve long-term growth of capital. The Portfolio seeks to achieve its objective by investing, under normal circumstances, at least 80% of net assets in equity securities of small cap U.S. companies.

At September 30, 2005, there were two funds,The Boston Company Small Cap Value Fund and Dreyfus Premier Small Cap Equity Fund invested in the Portfolio (the “Funds”).The value of the Funds’ investment in the Portfolio reflects the Funds’ proportionate interests in the net assets of the Portfolio. At September 30, 2005, The Boston Company Small Cap Value Fund and the Dreyfus Premier Small Cap Equity Fund held 86% and 14% interests in the Portfolio, respectively.

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

(a) Investment security valuations: Securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price, or the NASDAQ official close if applicable, in the principal market in which such securities are normally traded. Securities (including illiquid securities) for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trustees.

42

Short-term instruments with less than sixty-one days remaining to maturity are valued at amortized cost, which approximates market value. If the Portfolio acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and will then be valued at amortized value based upon the value on such date unless the Trustees determine during such sixty-day period that amortized value does not represent fair value.

(b) Securities transactions and income: Securities transactions are recorded as of trade date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividends representing a return of capital are reflected as a reduction of cost.

(c) Income taxes: The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the source of income and diversification requirements applicable to regulated investment companies (under the Internal Revenue Code) in order for its investors to satisfy them.

(d) Commitments and contingencies: In the normal course of business, the Portfolio may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications.The maximum exposure to the Portfolio under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risks of loss to be remote.

The Fund

43

NOTES TO FINANCIAL STATEMENTS (continued)

(e) Affiliated issuers: Affiliated issuers are investment companies advised by The Boston Company Asset Management, LLC (TBCAM), a wholly-owned subsidiary of Mellon Financial Corporation, or its affiliates.

NOTE 2—Investment Advisory and Other Transactions With Affiliates:

The investment advisory fee paid to TBCAM for overall investment advisory, administrative services, and general office facilities, is paid monthly at the annual rate of 0.80% of the Portfolio’s average daily net assets.

The Portfolio has contracted with Mellon Bank, N.A. (“Mellon Bank”), a wholly owned subsidiary of Mellon Financial Corporation and an affiliate of TBCAM, to provide a custody, fund administration and fund accounting services for the Portfolio. For these services the Portfolio pays Mellon Bank a fixed fee plus fees that are asset and transaction based, as well as, out-of-pocket expenses. Pursuant to this agreement the Portfolio was charged $108,304 during the period ended September 30, 2005.

The Portfolio entered into an agreement with Mellon Bank to perform certain securities lending activities and to act as the Portfolio lending agent. Mellon Bank receives an agreed upon percentage of the net lending revenues.This compensation is a standard form of compensation received by securities lending agents with respect to non-affiliated entities. Pursuant to this agreement, Mellon Bank received $13,144 for the period ended September 30, 2005. See Note 6 for further details.

Effective July 1, 2005, the Trust reimburses Mellon Institutional Asset Management for a portion of the salary of the Trust’s Chief Compliance Officer. No other director, officer or employee of TBCAM or its affiliates receives any compensation from the Trust or the Portfolio for serving as an officer or Trustee of the Trust.The Trust pays each Trustee who is not a director,officer or employee of TBCAM or its affiliates an annual fee and a per meeting fee as well as reimbursement for travel and out of pocket expenses. In addition, the Portfolio Trust pays the legal fees for the independent counsel of the Trustees.

44

NOTE 3—Purchases and Sales of Investments:

Purchases and proceeds from sales of investments, other than short-term obligations, for the period ended September 30, 2005 were $203,153,162 and $80,909,210, respectively. For the period ended September 30, 2005, the Portfolio did not purchase or sell any long-term U.S. Government securities.

NOTE 4—Federal Taxes:

The cost and unrealized appreciation (depreciation) in value of the investment securities owned at September 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$218,517,094
Gross unrealized appreciation	$24,486,108
Gross unrealized depreciation	(4,834,012)
Net unrealized appreciation (depreciation)	$19,652,096

NOTE 5—Financial Instruments:

In general, the following instruments are used for hedging purposes as described below. However, these instruments may also be used to seek to enhance potential gain in circumstances where hedging is not involved.

The Portfolio may trade the following financial instruments with off-balance sheet risk:

Options

Call and put options give the holder the right to purchase or sell a security or currency or enter into a swap arrangement on a future date at a specified price.The Portfolio may use options to seek to hedge against risks of market exposure and changes in security prices and foreign currencies, as well as to seek to enhance returns.Writing puts and buying calls tend to increase the Portfolio’s exposure to the underlying instrument. Buying puts and writing calls tend to decrease the Portfolio’s exposure to the underlying instrument, or hedge other Portfolio investments. Options, both held and written by the Portfolio, are reflected in

The Fund

45

NOTES TO FINANCIAL STATEMENTS (continued)

the accompanying Statement of Assets and Liabilities at market value. The underlying face amount at value of any open purchased options is shown in the Schedule of Investments.This amount reflects each contract’s exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contract or if the counterparty does not perform under the contract’s terms.

Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. Realized gains and losses on purchased options are included in realized gains and losses on investment securities, except purchased options on foreign currency which are included in realized gains and losses on foreign currency transactions. If a put option written by the Portfolio is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by the dealers.

At September 30, 2005, the Portfolio did not enter into option transactions.

Futures contracts

The Portfolio may enter into futures contracts for the delayed sale or delivery of securities or contracts based on financial indices at a fixed price on a future date. Pursuant to margin requirements the Portfolio deposits either cash or securities in an amount equal to a certain percentage of the contract amount. Subsequent payments are made or

46

received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio.There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments or indices, which may not correlate with changes in the value of hedged investments. Buying futures tends to increase the Portfolio’s exposure to the underlying instrument, while selling futures tends to decrease the Portfolio’s exposure to the underlying instrument or hedge other investments. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Losses may arise if there is an illiquid secondary market or if the counterparty does not perform under the contract’s terms. The Portfolio enters into financial futures transactions primarily to seek to manage its exposure to certain markets and to changes in securities prices and foreign currencies. Gains and losses are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

At September 30, 2005, the Portfolio held futures contracts. See the Schedule of Investments for further details.

NOTE 6—Security Lending:

The Portfolio may lend its securities to financial institutions which the Portfolio deems to be creditworthy.The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan.The market value of securities loaned is determined daily and any additional required collateral is allocated to the Portfolio on the next business day. For the duration of a loan, the Portfolio receives the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives compensation from the investment of the collateral. As with other extensions

The Fund

47

NOTES TO FINANCIAL STATEMENTS (continued)

of credit, the Portfolio bears the risk of delay in recovery or even loss of rights in its securities on loan should the borrower of the securities fail financially or default on its obligations to the Portfolio. In the event of borrower default, the Portfolio generally has the right to use the collateral to offset losses incurred. The Portfolio may incur a loss in the event it was delayed or prevented from exercising its rights to dispose of the collateral.The Portfolio also bears the risk in the event that the interest and/or dividends received on invested collateral is not sufficient to meet the Portfolio’s obligations due on the loans.

The Portfolio loaned securities during the period ended September 30, 2005 and earned interest on the invested collateral of $220,533 of which $189,839 was rebated to borrowers or paid in fees.At September 30, 2005, the Portfolio had securities valued at $13,108,246 on loan. See Schedule of Investments for further detail on the security positions on loan and collateral held.

NOTE 7—Line of Credit:

The Portfolio, and other subtrusts in the Portfolio Trust and funds in the Mellon Institutional Funds Investment Trust (the “Trust”) are parties to a committed line of credit facility, which enables each portfolio/fund to borrow, in the aggregate, up to $35 million. Interest is charged to each participating portfolio/fund based on its borrowings at a rate equal to the Federal Funds effective rate plus 1/2 of 1%. In addition, a facility fee, computed at an annual rate of .060 of 1% on the committed amount, is allocated ratably among the participating portfolios/funds at the end of each quarter. For the period ended September 30, 2005, the facility fee was $1,994 for the Portfolio.

During the period ended September 30, 2005, the Portfolio had average borrowings outstanding of $66,714 on a total of seven days and incurred $32 of interest expense.

48

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

Report of Independent Registered Public Accounting Firm

To the Trustees of the Mellon Institutional Funds Master Portfolio and Investors of The Boston Company Small Cap Value Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Boston Company Small Cap Value Portfolio ( the “Portfolio”) at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, NY
November 18, 2005

The Fund

49

Mellon Institutional Funds Master Portfolio

T h e B o s to n C o m p a ny S m a l l C a p Va l u e P o r tfo l i o

TRUSTEES AND OFFICERS

The following table lists the Trust’s trustees and officers; their address and date of birth; their position with the Trust; the length of time holding that position with the Trust; their principal occupation(s) during the past five years; the number of portfolios in the fund complex they oversee; other directorships they hold in companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in registered investment companies; and total remuneration paid as of the period ended September 30, 2005. The Trust’s Statement of Additional Information includes additional information about the Trust’s trustees and is available, without charge, upon request by writing The Mellon Institutional Funds at P.O. Box 8585, Boston, MA 02266-8585 or calling toll free 1-800-221-4795.

I N D E P E N D E N T T R U S T E E S
Samuel C. Fleming (64)
Trustee (1986)
c/o Decision Resources, Inc., 260 Charles Street,Waltham, MA 02453
Principal Occupation During Past 5 Years:

  Chairman Emeritus, Decision Resources, Inc. (“DRI”) (biotechnology research and consulting firm); formerly Chairman of the Board and Chief Executive Officer, DRI

Number of Portfolios in Fund Complex Overseen by Trustee: 33

———————
Caleb Loring III (62)
Trustee (1986)
c/o Essex Street Associates, P.O. Box 5600, Beverly, MA 01915
Principal Occupation During Past 5 Years:
• Trustee, Essex Street Associates (family investment trust office)
Number of Portfolios in Fund Complex Overseen by Trustee 33

———————
Benjamin M. Friedman (61)
Trustee (1989)
c/o Harvard University, Littaver Center 127, Cambridge, MA 02138
Principal Occupation During Past 5 Years:
• William Joseph Maier, Professor of Political Economy, Harvard University
Number of Portfolios in Fund Complex Overseen by Trustee: 33

50

I N D E P E N D E N T T R U S T E E S ( c o n t i n u e d )
John H. Hewitt (70)
Trustee (1986)
P.O. Box 2333, New London, NH 03257
Principal Occupation During Past 5 Years:
• Formerly Trustee, Mertens House, Inc. (hospice)
Number of Portfolios in Fund Complex Overseen by Trustee: 33

I N T E R E S T E D T R U S T E E S
Patrick J. Sheppard (40)
Trustee, President and Chief Executive Officer (2003)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  President and Chief Operating Officer of The Boston Company Asset Management, LLC; for- merly Senior Vice President and Chief Operating Officer, Mellon Institutional Asset Management (“MIAM”) and Vice President and Chief Financial Officer, MIAM

Number of Portfolios in Fund Complex Overseen by Trustee: 33

P R I N C I PA L O F F I C E R S W H O A R E N O T T R U S T E E S

Barbara A. McCann (44)
Vice President and Secretary (2003)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  Senior Vice President and Head of Operations, Mellon Institutional Asset Management; formerly First Vice President, Mellon Institutional Asset Management and Mellon Global Investments
———————
Steven M. Anderson (40)
Vice President (1999) and Treasurer (2002)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108

Principal Occupation(s) During Past 5 Years:
• Vice President and Mutual Funds Controller, Mellon Institutional Asset Management

The Fund
51

TRUSTEES AND OFFICERS (continued)

P R I N C I PA L O F F I C E R S W H O A R E N O T T R U S T E E S ( c o n t i n u e d )

Denise B. Kneeland (54)
Assistant Vice President (1996)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:
• Vice President and Manager, Mutual Funds Operations, Mellon Institutional Asset Management

———————
Cara E. Hultgren (34)
Assistant Vice President (2001)
Mellon Institutional Asset Management, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  Assistant Vice President and Compliance Manager, Mellon Institutional Asset Management (“MIAM”); formerly Shareholder Services, MIAM and Shareholder Representative, Standish Mellon Asset Management Company LLC
———————
Mary T. Lomasney (48)
Chief Compliance Officer (2005)
Standish Mellon Asset Management Company LLC, One Boston Place, Boston, MA 02108
Principal Occupation(s) During Past 5 Years:

  First Vice President, Mellon Institutional Asset Management and Chief Compliance Officer, Mellon Funds Distributor; formerly Director, Blackrock, Inc., Senior Vice President, State Street Research & Management Company (“SSRM”),Vice President, SSRM
52

For	More	Information

Dreyfus Premier
Small Cap Equity Fund
200 Park Avenue
New York, NY 10166

Investment Advisor
(to the Master Portfolio)
The Boston Company
Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, MA 02108

Custodian and Sub Administrator
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Richard Leone, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Richard Leone is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $47,635 in 2004 and $46,400 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $25,425 in 2004 and $16,500 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

P:\Edgar Filings\Pending\720\NCSRA-720-12-05\formncsra720.DOC

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $0 in 2004 and $75,000 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the

Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Stock Funds
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 8, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 8, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)